UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22559
First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Core Investment Grade ETF
FTCB | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Core Investment Grade ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Core Investment Grade ETF	$29(1)	0.56%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.55%.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$2,036,058,696
Total number of portfolio holdings	713
Portfolio turnover rate	64%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	30.9%
U.S. Government Bonds and Notes	20.2%
Corporate Bonds and Notes	19.8%
Mortgage-Backed Securities	19.1%
Asset-Backed Securities	5.3%
Foreign Corporate Bonds and Notes	3.6%
Municipal Bonds	1.9%
U.S. Government Agency Securities	0.2%
Exchange-Traded Funds	0.0%
U.S. Treasury Bills	0.8%
Money Market Funds	0.9%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(2.7%)
Written Options	(0.1%)
Net Other Assets and Liabilities(1)	0.1%
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government/Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTCB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Core Investment Grade ETF (FTCB)

First Trust AAA CMBS ETF
CAAA | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust AAA CMBS ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CAAA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust AAA CMBS ETF	$22(1)	0.43%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.42%.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$31,734,169
Total number of portfolio holdings	108
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	88.9%
U.S. Government Agency Mortgage-Backed Securities	6.5%
U.S. Treasury Bills	2.8%
Money Market Funds	3.8%
Net Other Assets and Liabilities(1)	(2.0%)
Total	100.0%
Credit Quality (2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government/Agency.” Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/CAAA or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.29%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CAAA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust AAA CMBS ETF (CAAA)

First Trust Structured Credit Income Opportunities ETF
SCIO | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the First Trust Structured Credit Income Opportunities ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SCIO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Structured Credit Income Opportunities ETF	$41(1)	0.80%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of January 31, 2026)
Fund net assets	$176,609,374
Total number of portfolio holdings	294
Portfolio turnover rate	22%
WHAT DID THE FUND INVEST IN? (As of January 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	49.2%
Asset-Backed Securities	26.7%
U.S. Government Agency Mortgage-Backed Securities	18.4%
U.S. Treasury Bills	6.8%
Money Market Funds	2.4%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(2.6%)
Written Options	(0.0%)
Net Other Assets and Liabilities(1)	(0.9%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government/Agency.” Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SCIO or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.69%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SCIO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Structured Credit Income Opportunities ETF (SCIO)

(b)	Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund IV (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2026

First Trust Exchange-Traded Fund IV

First Trust Core Investment Grade ETF (FTCB)
First Trust AAA CMBS ETF (CAAA)
First Trust Structured Credit Income Opportunities ETF (SCIO)

Table of Contents
First Trust Exchange-Traded Fund IV
Semi-Annual Financial Statements and Other Information
January 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 30.9%
	Collateralized Mortgage Obligations — 18.2%
	Federal Home Loan Mortgage Corporation
$2,698,491	Series 2015-4499, Class CZ	3.50%	08/15/45	$2,389,072
2,247,218	Series 2016-4639, Class HZ	3.25%	04/15/53	1,891,259
377,777	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (a)	4.31%	01/25/50	371,508
3,615,690	Series 2022-5202, Class NV	3.00%	01/25/37	3,337,300
4,274,484	Series 2022-5224, Class DZ	4.00%	04/25/52	3,922,793
12,670,000	Series 2022-5224, Class HL	4.00%	04/25/52	11,859,142
9,427,138	Series 2022-5259, Class FA, 30 Day Average SOFR + 0.70% (a)	4.40%	09/25/52	9,397,091
4,156,445	Series 2022-5266, Class FA, 30 Day Average SOFR + 0.82% (a)	4.52%	09/25/52	4,145,653
9,110,400	Series 2023-5325, Class SA, (30 Day Average SOFR) ×-2+ 11.40% (b)	4.01%	11/25/52	8,453,049
7,103,070	Series 2023-5351, Class EO, PO	(c)	10/25/53	5,960,012
4,855,564	Series 2024-5435, Class BS, (30 Day Average SOFR) ×-2+ 11.93% (b)	4.53%	07/25/54	4,490,684
2,652,737	Series 2024-5460, Class FN, 30 Day Average SOFR + 1.10% (a)	4.80%	10/25/54	2,668,129
6,673,850	Series 2024-5476, Class FA, 30 Day Average SOFR + 1.10% (a)	4.80%	11/25/54	6,713,500
839,494	Series 2024-5478, Class NF, 30 Day Average SOFR + 1.30% (a)	5.00%	12/25/54	847,790
3,498,790	Series 2024-5487, Class ZM	3.50%	12/25/54	2,957,415
4,722,732	Series 2025-5500, Class CZ	4.50%	02/25/55	4,207,372
8,847,321	Series 2025-5506, Class DZ	3.50%	08/25/42	7,459,946
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
1,136,733	Series 2017-1, Class HA	3.00%	01/25/56	1,085,757
1,636,445	Series 2017-2, Class MA	3.00%	08/25/56	1,551,662
2,262,474	Series 2018-1, Class MA	3.00%	05/25/57	2,140,891
1,365,991	Series 2018-1, Class MT	3.00%	05/25/57	1,169,393
647,614	Series 2018-3, Class HA	3.00%	08/25/57	612,958
3,740,144	Series 2018-3, Class HV	3.00%	08/25/57	3,379,178
372,097	Series 2018-3, Class MA	3.50%	08/25/57	365,792
10,089,831	Series 2018-4, Class MA	3.50%	03/25/58	9,878,117
15,000,000	Series 2018-4, Class MB	3.50%	03/25/58	12,438,732
1,652,291	Series 2019-1, Class MA	3.50%	07/25/58	1,618,952
2,715,473	Series 2019-2, Class HV	3.00%	08/25/58	2,452,939
3,471,096	Series 2019-2, Class MA	3.50%	08/26/58	3,380,484
7,339,445	Series 2019-2, Class MV	3.50%	08/25/58	6,980,744
9,062,181	Series 2019-3, Class MA	3.50%	10/25/58	8,876,882
3,046,879	Series 2019-3, Class MV	3.50%	10/25/58	2,918,204
546,066	Series 2019-4, Class HA	3.00%	02/25/59	509,675
369,151	Series 2019-4, Class MA	3.00%	02/25/59	347,361
4,721,830	Series 2019-4, Class MV	3.00%	02/25/59	4,177,828
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
232,804	Series 2018-2, Class A2	3.50%	11/25/28	227,155
421,061	Series 2019-2, Class A1C	2.75%	09/25/29	405,476
145,437	Series 2019-3, Class A1C	2.75%	11/25/29	139,194
560,847	Series 2020-2, Class AC	2.00%	09/25/30	516,819
906,063	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (a) (d)	4.95%	10/25/34	918,251
7,100,000	Series 2025-1, Class A2	3.00%	05/25/35	6,183,330
16,124,000	Series 2025-2, Class A2	3.00%	10/25/35	13,829,097
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
$5,260,684	Series 2024-DNA2, Class A1, 30 Day Average SOFR + 1.25% (a) (d)	4.95%	05/25/44	$5,284,666
653,333	Series 2024-HQA2, Class A1, 30 Day Average SOFR + 1.25% (a) (d)	4.95%	08/25/44	656,112
1,070,000	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (a) (d)	4.65%	01/25/45	1,071,877
1,375,000	Series 2025-HQA1, Class A1, 30 Day Average SOFR + 0.95% (a) (d)	4.65%	02/25/45	1,376,985
	Federal National Mortgage Association
6,083,063	Series 2012-118, Class VZ	3.00%	11/25/42	5,636,346
3,882,532	Series 2014-60, Class EZ	3.00%	10/25/44	3,584,075
1,439,150	Series 2015-65, Class CZ	3.50%	09/25/45	1,265,546
260,169	Series 2018-45, Class FT, 30 Day Average SOFR + CSA + 0.30% (a)	4.11%	06/25/48	253,889
130,543	Series 2019-33, Class F, 30 Day Average SOFR + CSA + 0.45% (a)	4.26%	07/25/49	128,543
313,390	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (a)	4.21%	07/25/50	307,285
9,931,141	Series 2022-29, Class KZ	1.50%	06/25/42	7,536,148
2,879,774	Series 2022-31, Class GZ	2.00%	03/25/52	2,113,901
7,199,668	Series 2022-57, Class FB, 30 Day Average SOFR + 0.70% (a)	4.40%	09/25/52	7,153,422
8,287,147	Series 2022-62, Class FM, 30 Day Average SOFR + 0.65% (a)	4.52%	09/25/52	8,246,605
9,693,482	Series 2022-66, Class CF, 30 Day Average SOFR + 0.80% (a)	4.50%	10/25/52	9,663,010
4,112,597	Series 2022-69, Class FA, 30 Day Average SOFR + 0.82% (a)	4.52%	10/25/52	4,101,910
4,576,666	Series 2022-70, Class FA, 30 Day Average SOFR + 0.86% (a)	4.56%	10/25/52	4,569,765
7,164,306	Series 2023-54, Class PO, PO	(c)	11/25/53	6,276,919
4,037,523	Series 2024-20, Class ZQ	4.00%	10/25/45	3,617,127
949,362	Series 2024-39, Class AV	3.00%	11/25/33	909,587
3,089,078	Series 2024-81, Class FE, 30 Day Average SOFR + 1.15% (a)	4.85%	07/25/54	3,108,859
884,510	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (a)	4.85%	11/25/54	890,619
17,124,792	Series 2024-98, Class FG, 30 Day Average SOFR + 1.00% (a)	4.70%	11/25/54	17,203,655
1,629,998	Series 2025-32, Class FD, 30 Day Average SOFR + 1.75% (a)	5.45%	05/25/55	1,653,977
11,907,450	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (a)	4.50%	06/25/55	11,907,830
7,938,313	Series 2025-101, Class CZ	3.00%	07/25/51	4,974,236
	Government National Mortgage Association
2,606,941	Series 2018-89, Class VZ	3.50%	06/20/48	2,354,760
4,988,081	Series 2021-105, Class DT	5.50%	06/20/51	5,123,753
6,620,461	Series 2022-9, Class AC	5.50%	01/20/52	6,841,076
6,524,091	Series 2022-9, Class GJ	5.50%	01/20/52	6,741,663
4,857,663	Series 2022-139, Class AL	4.00%	07/20/51	4,439,985
14,787,254	Series 2024-79, Class VB, (30 Day Average SOFR) ×-1.50+ 10.95% (b)	5.40%	05/20/54	14,307,647
10,361,707	Series 2024-181, Class FQ, 30 Day Average SOFR + 1.15% (a)	4.85%	11/20/54	10,444,667
4,145,812	Series 2025-83, Class SB, (30 Day Average SOFR) ×-2.50+ 14.50% (b)	5.24%	05/20/55	4,059,596
4,140,314	Series 2025-95, Class DC, (30 Day Average SOFR) ×-2.50+ 14.63% (b)	5.37%	05/20/55	3,904,585
8,529,908	Series 2025-98, Class SX, (30 Day Average SOFR) ×-1.80+ 10.44% (b)	3.77%	06/20/55	7,937,968
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$5,045,097	Series 2025-100, Class JS, (30 Day Average SOFR) ×-2.75+ 15.95% (b)	5.77%	06/20/55	$4,891,553
8,130,716	Series 2025-131, Class ST, (30 Day Average SOFR) ×-1.80+ 10.89% (b)	4.22%	08/20/55	7,204,391
15,970,031	Series 2025-164, Class PO	(c)	08/20/54	12,748,021
				371,669,145
	Commercial Mortgage-Backed Securities — 1.7%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
5,795,000	Series 2020-RR07, Class BX, IO (e)	2.61%	10/27/28	304,417
5,778,199	Series 2020-RR14, Class X, IO (f)	2.13%	03/27/34	741,724
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
23,500,000	Series 2019-RR01, Class X, IO (e)	1.53%	06/25/28	680,064
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
4,950,000	Series 2019-K094, Class XAM, IO (f)	1.15%	06/25/29	179,642
5,249,438	Series 2019-K097, Class X1, IO (f)	1.08%	07/25/29	172,987
23,611,742	Series 2019-K101, Class X1, IO (e)	0.83%	10/25/29	628,871
345,909	Series 2019-K103, Class A1	2.31%	06/25/29	337,451
2,834,303	Series 2019-K736, Class X1, IO (f)	1.26%	07/25/26	7,905
217,105	Series 2019-K1510, Class A3	3.79%	01/25/34	207,032
670,815	Series 2019-K1510, Class X1, IO (f)	0.48%	01/25/34	18,430
26,474,364	Series 2019-K1512, Class X1, IO (f)	0.90%	04/25/34	1,317,179
24,850,899	Series 2020-K104, Class X1, IO (f)	1.11%	01/25/30	908,715
5,200,000	Series 2020-K104, Class XAM, IO (f)	1.38%	01/25/30	255,589
18,755,786	Series 2020-K110, Class X1, IO (f)	1.64%	04/25/30	1,058,447
33,849,577	Series 2020-K115, Class X1, IO (f)	1.31%	06/25/30	1,641,474
7,764,844	Series 2020-K116, Class X1, IO (f)	1.41%	07/25/30	394,117
8,321,617	Series 2020-K118, Class X1, IO (f)	0.95%	09/25/30	303,856
71,540,129	Series 2020-K120, Class X1, IO (f)	1.03%	10/25/30	2,780,879
399,408	Series 2020-K1517, Class X1, IO (f)	1.32%	07/25/35	35,836
8,422,963	Series 2020-KG03, Class X1, IO (f)	1.36%	06/25/30	404,540
9,667,166	Series 2020-KG04, Class X1, IO (f)	0.84%	11/25/30	314,913
29,724,579	Series 2021-K130, Class X1, IO (f)	1.03%	06/25/31	1,354,103
92,001,300	Series 2021-K132, Class X1, IO (f)	0.51%	08/25/31	2,203,891
2,167,563	Series 2021-K743, Class X1, IO (f)	0.90%	05/25/28	39,810
16,658,785	Series 2021-KG05, Class X1, IO (f)	0.31%	01/25/31	214,322
267,904	Series 2022-K142, Class A1	2.40%	12/25/31	252,049
491,667	Series 2022-K152, Class A1	3.78%	01/25/32	490,140
116,788,000	Series 2024-K164, Class XAM, IO (f)	0.27%	06/25/34	2,689,931
4,437,000	Series 2024-K165, Class XAM, IO (f)	0.91%	09/25/34	300,152
22,349,000	Series 2024-K167, Class XAM, IO (f)	0.37%	11/25/34	654,770
919,000	Series 2024-K757, Class XAM, IO (f)	0.99%	08/25/31	43,713
325,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	329,719
300,000	Series 2024-KJ52, Class A2	4.76%	01/25/32	305,015
71,372,531	Series 2025-K541, Class X1, IO (f)	0.81%	02/25/30	1,707,795
71,855,593	Series 2025-K546, Class X1, IO (f)	0.89%	05/25/30	2,456,534
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal National Mortgage Association Alternative Credit Enhancement Securities
$353,443	Series 2024-M3, Class Z (f)	4.55%	04/25/53	$288,960
	Government National Mortgage Association
10,943,960	Series 2021-31, Class IO, IO (f)	0.94%	01/16/61	761,193
30,041,862	Series 2024-32, IO (f)	0.70%	06/16/63	1,559,440
13,193,264	Series 2025-21, Class IO, IO (f)	0.95%	04/16/65	928,684
24,200,861	Series 2025-153, Class IO, IO (f)	0.85%	09/16/67	1,825,887
64,313,579	Series 2025-206, Class IO, IO (f)	0.80%	04/16/64	3,902,529
				35,002,705
	Mortgage-Backed Securities — 0.1%
	Federal Home Loan Mortgage Corporation
887,000	TBA (g)	4.50%	02/01/56	869,128
	Federal National Mortgage Association
862,000	TBA (g)	5.00%	04/01/56	859,809
				1,728,937
	Pass-Through Securities — 10.9%
	Federal Home Loan Mortgage Corporation
1,971,253	Pool Q43173	3.00%	09/01/46	1,793,406
765,228	Pool RB5112	2.50%	05/01/41	693,801
5,483,517	Pool RB5126	2.50%	09/01/41	4,938,338
1,571,237	Pool RE6076	2.00%	12/01/50	1,246,124
3,288,259	Pool SD7309	4.00%	02/01/45	3,207,803
567,257	Pool SD7550	3.00%	02/01/52	514,660
5,181,775	Pool SL0847	3.50%	04/01/49	4,858,994
903,833	Pool ZS9776	3.50%	08/01/46	854,640
3,932,879	Pool ZT0794	4.50%	10/01/48	3,921,911
16,645,420	Pool ZT2264	4.00%	03/01/44	16,386,954
	Federal National Mortgage Association
451,493	Pool 310208	3.00%	03/01/48	402,721
444,457	Pool 310211	3.50%	07/01/48	415,714
3,697,789	Pool AL8400	3.00%	08/01/43	3,425,496
5,320,550	Pool AL9394	3.00%	11/01/46	4,796,196
2,027,111	Pool AS5843	4.00%	09/01/45	1,970,508
235,037	Pool BF0207	4.50%	04/01/47	233,826
4,385,016	Pool BM6210	3.50%	12/01/47	4,101,926
8,922,925	Pool BM6429	3.00%	09/01/48	7,959,307
1,603,635	Pool BM7345	4.50%	03/01/50	1,547,803
325,801	Pool BM7521	3.50%	10/01/48	306,812
3,636,299	Pool BM7687	3.00%	11/01/46	3,329,462
4,575,844	Pool BM7699	3.50%	02/01/47	4,354,243
3,517,495	Pool BM7914	2.00%	03/01/52	2,789,676
4,918,490	Pool FA0606	3.50%	09/01/47	4,684,979
9,407,854	Pool FA1024	2.50%	05/01/51	8,022,103
9,749,839	Pool FA1265	4.50%	12/01/50	9,722,652
2,041,646	Pool FM9416	3.50%	07/01/45	1,934,603
8,353,119	Pool FM9645	4.50%	11/01/49	8,329,827
345,508	Pool FM9712	3.50%	11/01/50	326,297
2,593,699	Pool FP0122	4.50%	07/01/51	2,573,762
5,736,568	Pool FS0704	4.00%	03/01/47	5,585,866
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$4,350,209	Pool FS1046	4.50%	11/01/49	$4,342,474
4,125,905	Pool FS6440	4.00%	10/01/48	4,017,800
11,484,716	Pool FS8780	3.00%	07/01/50	10,442,326
13,455,722	Pool FS8862	3.50%	05/01/48	12,746,456
5,427,319	Pool FS9392	3.50%	05/01/49	5,095,817
1,077,110	Pool MA1582	3.50%	09/01/43	1,024,835
2,208,596	Pool MA4025	2.50%	05/01/50	1,845,019
6,434,677	Pool MA4320	2.50%	04/01/51	5,347,422
6,733,000	Pool TBA (g)	4.00%	02/15/56	6,431,126
3,523,000	Pool TBA (g)	5.00%	02/15/56	3,522,855
674,000	Pool TBA (g)	5.50%	02/15/56	683,481
296,000	Pool TBA (g)	4.50%	03/01/56	289,654
8,218,000	Pool TBA (g)	4.00%	03/15/56	7,840,878
1,175,000	Pool TBA (g)	5.00%	03/15/56	1,173,116
9,782,000	Pool TBA (g)	5.50%	03/15/56	9,906,991
4,903,000	Pool TBA	3.50%	04/15/56	4,523,727
1,076,000	Pool TBA (g)	5.50%	04/15/56	1,088,950
	Government National Mortgage Association
23,199,115	Pool MA7192	2.00%	02/20/51	19,324,420
2,434,000	Pool TBA	5.50%	03/15/56	2,457,734
3,638,000	Pool TBA	5.50%	04/15/56	3,669,922
				221,005,413
	Total U.S. Government Agency Mortgage-Backed Securities			629,406,200
	(Cost $618,265,978)
U.S. GOVERNMENT BONDS AND NOTES — 20.2%
300,000	U.S. Treasury Bond	4.50%	08/15/39	299,438
300,000	U.S. Treasury Bond	2.25%	05/15/41	220,072
1,136,000	U.S. Treasury Bond	3.25%	05/15/42	944,056
300,000	U.S. Treasury Bond	4.00%	11/15/42	273,891
300,000	U.S. Treasury Bond	4.38%	08/15/43	285,656
3,900,000	U.S. Treasury Bond	4.63%	11/15/44	3,806,689
7,000,000	U.S. Treasury Bond	5.00%	05/15/45	7,155,312
1,130,000	U.S. Treasury Bond	2.75%	08/15/47	805,478
2,000,000	U.S. Treasury Bond	3.00%	02/15/48	1,484,219
4,000,000	U.S. Treasury Bond	3.13%	05/15/48	3,028,750
3,000,000	U.S. Treasury Bond	3.00%	08/15/48	2,214,492
395,000	U.S. Treasury Bond	3.38%	11/15/48	311,448
3,500,000	U.S. Treasury Bond	3.00%	02/15/49	2,570,449
2,076,000	U.S. Treasury Bond	2.00%	02/15/50	1,214,136
8,500,000	U.S. Treasury Bond	1.38%	08/15/50	4,170,811
1,500,000	U.S. Treasury Bond	1.63%	11/15/50	785,039
300,000	U.S. Treasury Bond	4.00%	11/15/52	259,078
6,700,000	U.S. Treasury Bond	4.50%	11/15/54	6,287,139
2,000,000	U.S. Treasury Bond	4.63%	02/15/55	1,916,406
24,500,000	U.S. Treasury Bond, STRIPS	(c)	11/15/33	17,722,709
9,800,000	U.S. Treasury Bond, STRIPS	(c)	02/15/34	6,993,240
15,100,000	U.S. Treasury Bond, STRIPS	(c)	05/15/34	10,644,269
24,800,000	U.S. Treasury Bond, STRIPS	(c)	08/15/34	17,250,800
30,455,000	U.S. Treasury Bond, STRIPS	(c)	11/15/34	20,946,064
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$21,100,000	U.S. Treasury Bond, STRIPS	(c)	02/15/35	$14,300,865
21,500,000	U.S. Treasury Bond, STRIPS	(c)	05/15/35	14,405,263
22,750,000	U.S. Treasury Bond, STRIPS	(c)	08/15/35	15,033,009
10,500,000	U.S. Treasury Bond, STRIPS	(c)	11/15/35	6,855,652
4,280,000	U.S. Treasury Bond, STRIPS	(c)	02/15/36	2,753,938
16,100,000	U.S. Treasury Bond, STRIPS	(c)	05/15/36	10,225,560
18,600,000	U.S. Treasury Bond, STRIPS	(c)	08/15/36	11,642,104
4,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/36	2,472,998
6,500,000	U.S. Treasury Bond, STRIPS	(c)	02/15/37	3,961,512
11,700,000	U.S. Treasury Bond, STRIPS	(c)	05/15/37	7,041,206
27,400,000	U.S. Treasury Bond, STRIPS	(c)	05/15/38	15,551,987
26,800,000	U.S. Treasury Bond, STRIPS	(c)	08/15/38	14,990,779
30,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/39	16,317,491
30,575,000	U.S. Treasury Bond, STRIPS	(c)	05/15/39	16,421,560
6,000,000	U.S. Treasury Bond, STRIPS	(c)	08/15/39	3,171,701
10,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/39	5,213,157
25,700,000	U.S. Treasury Bond, STRIPS	(c)	02/15/40	13,178,940
27,071,000	U.S. Treasury Bond, STRIPS	(c)	05/15/40	13,686,326
11,000,000	U.S. Treasury Bond, STRIPS	(c)	08/15/40	5,480,725
8,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/40	3,931,263
1,000,000	U.S. Treasury Bond, STRIPS	(c)	02/15/41	483,930
14,600,000	U.S. Treasury Bond, STRIPS	(c)	11/15/41	6,757,111
7,000,000	U.S. Treasury Bond, STRIPS	(c)	08/15/42	3,162,047
8,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/42	3,557,051
2,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/43	819,788
2,100,000	U.S. Treasury Bond, STRIPS	(c)	08/15/44	824,034
1,900,000	U.S. Treasury Bond, STRIPS	(c)	11/15/44	735,547
4,000,000	U.S. Treasury Inflation Indexed Bond	0.13%	04/15/27	4,545,934
4,000,000	U.S. Treasury Inflation Indexed Bond	1.25%	04/15/28	4,344,575
16,000,000	U.S. Treasury Inflation Indexed Bond	2.38%	10/15/28	17,594,541
7,000,000	U.S. Treasury Inflation Indexed Bond	1.63%	10/15/29	7,357,191
10,000,000	U.S. Treasury Note	3.50%	12/15/28	9,973,828
4,000,000	U.S. Treasury Note	4.13%	03/31/32	4,038,594
7,000,000	U.S. Treasury Note	4.00%	04/30/32	7,016,406
2,000,000	U.S. Treasury Note	4.13%	05/31/32	2,017,461
10,000,000	U.S. Treasury Note	4.00%	06/30/32	10,015,625
20,000,000	U.S. Treasury Note	4.25%	05/15/35	20,046,875
	Total U.S. Government Bonds and Notes			411,516,215
	(Cost $413,017,911)
CORPORATE BONDS AND NOTES — 19.8%
	Aerospace/Defense — 0.3%
1,500,000	Boeing (The) Co.	6.63%	02/15/38	1,678,341
1,750,000	Boeing (The) Co.	3.55%	03/01/38	1,476,726
3,000,000	Boeing (The) Co.	5.81%	05/01/50	2,965,087
				6,120,154
	Banks — 2.1%
3,170,000	Bank of America Corp. (h)	4.57%	04/27/33	3,156,194
3,000,000	Citigroup, Inc. (h)	4.91%	05/24/33	3,032,245
1,010,000	Fifth Third Bancorp (h)	4.77%	07/28/30	1,023,750
5,000,000	Fifth Third Bancorp (h)	4.34%	04/25/33	4,899,357
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$5,000,000	Fifth Third Bancorp (h)	5.14%	01/29/37	$4,967,585
2,500,000	Goldman Sachs Group (The), Inc. (h)	4.52%	01/21/32	2,499,608
2,500,000	Goldman Sachs Group (The), Inc. (h)	3.10%	02/24/33	2,297,855
4,500,000	Huntington Bancshares, Inc. (h)	5.02%	05/17/33	4,558,765
2,940,000	JPMorgan Chase & Co. (h)	4.91%	07/25/33	2,988,006
2,450,000	Morgan Stanley (h)	6.34%	10/18/33	2,674,005
2,000,000	Morgan Stanley (h)	5.25%	04/21/34	2,052,624
2,750,000	Santander Holdings USA, Inc. (h)	5.47%	03/20/29	2,813,168
2,500,000	Wells Fargo & Co.	4.90%	07/25/33	2,532,563
3,500,000	Zions Bancorp	4.70%	08/18/28	3,509,253
				43,004,978
	Beverages — 0.4%
2,000,000	Constellation Brands, Inc.	4.80%	05/01/30	2,035,466
2,645,000	Constellation Brands, Inc.	4.75%	05/09/32	2,666,370
2,500,000	Constellation Brands, Inc.	4.95%	11/01/35	2,471,040
425,000	Constellation Brands, Inc.	4.50%	05/09/47	357,479
820,000	Constellation Brands, Inc.	5.25%	11/15/48	760,778
1,145,000	Molson Coors Beverage Co.	4.20%	07/15/46	925,599
				9,216,732
	Biotechnology — 0.2%
3,500,000	Illumina, Inc.	4.75%	12/12/30	3,537,771
	Building Materials — 0.2%
2,000,000	Amrize Finance U.S. LLC	5.40%	04/07/35	2,069,768
2,500,000	JH North America Holdings, Inc. (d)	6.13%	07/31/32	2,549,095
				4,618,863
	Commercial Services — 1.8%
2,000,000	Ashtead Capital, Inc. (d)	5.50%	08/11/32	2,073,986
11,105,000	Ashtead Capital, Inc. (d)	5.80%	04/15/34	11,646,387
5,000,000	Global Payments, Inc.	5.20%	11/15/32	5,007,665
5,000,000	Global Payments, Inc.	5.55%	11/15/35	4,959,934
2,500,000	TR Finance LLC	5.50%	08/15/35	2,599,051
2,470,000	TR Finance LLC	5.85%	04/15/40	2,562,349
4,765,000	United Rentals North America, Inc. (d)	6.00%	12/15/29	4,886,450
2,000,000	Verisk Analytics, Inc.	5.25%	03/15/35	2,030,321
510,000	Verisk Analytics, Inc.	5.50%	06/15/45	496,354
				36,262,497
	Computers — 0.5%
4,550,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	4,356,780
2,500,000	Dell International LLC / EMC Corp.	5.30%	04/01/32	2,569,573
2,500,000	Dell International LLC / EMC Corp.	4.75%	10/06/32	2,494,680
				9,421,033
	Distribution/Wholesale — 0.1%
3,000,000	American Builders & Contractors Supply Co., Inc. (d)	4.00%	01/15/28	2,962,796
	Diversified Financial Services — 1.2%
4,000,000	Citadel Securities Global Holdings LLC (d)	5.50%	06/18/30	4,111,826
2,000,000	LPL Holdings, Inc.	5.15%	06/15/30	2,040,860
9,750,000	Rocket Cos., Inc. (d)	6.38%	08/01/33	10,127,432
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services (Continued)
$3,500,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (d)	3.88%	03/01/31	$3,287,846
5,586,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (d)	4.00%	10/15/33	5,132,468
				24,700,432
	Electric — 1.8%
500,000	DTE Electric Co.	5.85%	05/15/55	515,134
2,340,000	Duke Energy Carolinas LLC	5.30%	02/15/40	2,358,386
1,000,000	Duke Energy Progress LLC	5.55%	03/15/55	986,252
3,155,000	Florida Power & Light Co.	5.30%	04/01/53	3,034,613
5,963,000	MidAmerican Energy Co.	5.50%	11/15/56	5,826,002
3,000,000	Northern States Power Co.	5.65%	05/15/55	2,999,846
3,500,000	NRG Energy, Inc. (d)	4.73%	10/15/30	3,501,472
5,000,000	NRG Energy, Inc. (d)	5.41%	10/15/35	4,979,969
3,500,000	Virginia Electric and Power Co., Series D	5.60%	09/15/55	3,408,113
750,000	Vistra Operations Co. LLC (d)	4.60%	10/15/30	748,022
8,500,000	Vistra Operations Co. LLC (d)	5.70%	12/30/34	8,719,410
				37,077,219
	Electrical Components & Equipments — 0.2%
4,500,000	Molex Electronic Technologies LLC (d)	5.25%	04/30/32	4,621,250
	Environmental Control — 0.0%
1,000,000	Waste Management, Inc.	5.35%	10/15/54	974,834
	Food — 0.9%
1,470,000	Campbell’s (The) Co.	5.40%	03/21/34	1,495,601
4,143,000	Conagra Brands, Inc.	5.75%	08/01/35	4,219,490
970,000	Conagra Brands, Inc.	5.30%	11/01/38	916,515
4,500,000	Conagra Brands, Inc.	5.40%	11/01/48	3,973,052
1,000,000	Kraft Heinz Foods Co.	5.20%	03/15/32	1,027,993
3,335,000	Kraft Heinz Foods Co.	5.00%	06/04/42	3,043,675
3,500,000	Mars, Inc. (d)	5.70%	05/01/55	3,490,830
				18,167,156
	Food Service — 0.3%
5,375,000	Sodexo, Inc. (d)	5.80%	08/15/35	5,595,651
	Healthcare-Products — 1.4%
4,000,000	180 Medical, Inc. (d)	3.88%	10/15/29	3,906,786
5,000,000	180 Medical, Inc. (d)	5.30%	10/08/35	4,966,753
910,000	Alcon Finance Corp. (d)	5.38%	12/06/32	951,628
2,265,000	Alcon Finance Corp. (d)	5.75%	12/06/52	2,282,015
8,000,000	Medline Borrower, L.P. (d)	3.88%	04/01/29	7,828,042
4,555,000	Solventum Corp.	5.60%	03/23/34	4,737,496
2,962,000	Solventum Corp.	5.90%	04/30/54	2,978,368
				27,651,088
	Healthcare-Services — 2.3%
4,350,000	Centene Corp.	4.25%	12/15/27	4,326,247
2,250,000	Centene Corp.	3.00%	10/15/30	2,016,613
975,000	Charles River Laboratories International, Inc. (d)	3.75%	03/15/29	941,268
4,000,000	Cigna Group (The)	4.80%	08/15/38	3,812,643
1,750,000	Cigna Group (The)	4.80%	07/15/46	1,548,242
3,500,000	Cigna Group (The)	6.00%	01/15/56	3,572,281
1,475,000	Elevance Health, Inc.	4.65%	01/15/43	1,314,145
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$525,000	Elevance Health, Inc.	5.13%	02/15/53	$472,779
100,000	Elevance Health, Inc.	5.70%	02/15/55	97,611
3,500,000	Elevance Health, Inc.	5.70%	09/15/55	3,412,925
4,864,000	HCA, Inc.	4.90%	11/15/35	4,778,754
3,585,000	HCA, Inc.	4.63%	03/15/52	2,928,043
65,000	IQVIA, Inc. (d)	5.70%	05/15/28	67,025
3,000,000	IQVIA, Inc.	5.70%	05/15/28	3,093,450
365,000	UnitedHealth Group, Inc.	5.88%	02/15/53	367,008
3,000,000	UnitedHealth Group, Inc.	5.95%	06/15/55	3,066,538
2,000,000	Universal Health Services, Inc.	4.63%	10/15/29	2,012,439
4,710,000	Universal Health Services, Inc.	2.65%	10/15/30	4,295,692
5,000,000	Universal Health Services, Inc.	5.05%	10/15/34	4,913,880
				47,037,583
	Insurance — 1.8%
395,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	435,177
1,330,000	Arthur J. Gallagher & Co.	5.15%	02/15/35	1,341,179
380,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	421,571
3,805,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	3,642,758
7,115,000	Brown & Brown, Inc.	4.20%	03/17/32	6,880,549
3,245,000	Brown & Brown, Inc.	5.65%	06/11/34	3,343,447
1,000,000	Brown & Brown, Inc.	4.95%	03/17/52	868,988
3,000,000	Brown & Brown, Inc.	6.25%	06/23/55	3,105,037
5,000,000	Ryan Specialty LLC (d)	4.38%	02/01/30	4,877,388
11,053,000	Ryan Specialty LLC (d)	5.88%	08/01/32	11,242,656
				36,158,750
	Internet — 0.2%
3,855,000	AppLovin Corp.	5.38%	12/01/31	3,985,490
	Lodging — 0.2%
3,250,000	Hyatt Hotels Corp.	5.75%	03/30/32	3,406,902
	Media — 0.7%
6,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.85%	12/01/35	6,471,914
8,500,000	FactSet Research Systems, Inc.	3.45%	03/01/32	7,905,464
				14,377,378
	Packaging & Containers — 0.3%
2,000,000	Amcor Flexibles North America, Inc.	5.10%	03/17/30	2,056,338
3,000,000	Amcor Flexibles North America, Inc.	5.50%	03/17/35	3,103,779
45,000	Berry Global, Inc. (d)	5.50%	04/15/28	46,398
300,000	Berry Global, Inc.	5.65%	01/15/34	313,249
				5,519,764
	Pharmaceuticals — 0.4%
2,525,000	Becton Dickinson & Co.	4.69%	12/15/44	2,238,330
5,000,000	CVS Health Corp.	6.20%	09/15/55	5,053,192
				7,291,522
	Pipelines — 0.1%
3,000,000	Cheniere Energy Partners, L.P.	4.50%	10/01/29	3,012,661
81,000	Sabine Pass Liquefaction LLC	5.88%	06/30/26	81,089
				3,093,750
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate — 0.2%
$4,000,000	CoStar Group, Inc. (d)	2.80%	07/15/30	$3,684,251
	Real Estate Investment Trusts — 0.3%
1,295,000	VICI Properties, L.P.	4.95%	02/15/30	1,311,106
5,500,000	VICI Properties, L.P.	5.13%	05/15/32	5,535,331
				6,846,437
	Semiconductors — 0.2%
4,167,000	Broadcom, Inc.	5.70%	01/15/56	4,202,124
	Software — 1.1%
850,000	Atlassian Corp.	5.50%	05/15/34	868,549
30,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	30,622
905,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	668,557
550,000	MSCI, Inc. (d)	4.00%	11/15/29	538,995
8,065,000	MSCI, Inc. (d)	3.88%	02/15/31	7,742,707
2,667,000	MSCI, Inc.	5.25%	09/01/35	2,677,200
3,500,000	MSCI, Inc.	5.15%	03/15/36	3,453,831
400,000	Oracle Corp.	6.25%	11/09/32	417,682
750,000	Oracle Corp.	4.90%	02/06/33	722,733
1,000,000	Oracle Corp.	5.50%	08/03/35	975,388
2,500,000	Oracle Corp.	5.20%	09/26/35	2,383,872
1,105,000	Oracle Corp.	6.13%	07/08/39	1,092,695
				21,572,831
	Telecommunications — 0.4%
2,000,000	AT&T, Inc.	5.55%	11/01/45	1,926,628
405,000	AT&T, Inc.	4.75%	05/15/46	350,069
2,000,000	AT&T, Inc.	5.70%	11/01/54	1,911,224
5,000	AT&T, Inc.	3.65%	09/15/59	3,303
3,000,000	T-Mobile USA, Inc.	5.13%	05/15/32	3,084,406
				7,275,630
	Water — 0.2%
4,333,000	American Water Capital Corp.	5.70%	09/01/55	4,319,686
	Total Corporate Bonds and Notes			402,704,552
	(Cost $399,464,296)
MORTGAGE-BACKED SECURITIES — 19.1%
	Collateralized Mortgage Obligations — 13.7%
	Arroyo Mortgage Trust
117,112	Series 2020-1, Class A1A (d)	1.66%	03/25/55	114,006
	BRAVO Residential Funding Trust
500,000	Series 2019-1, Class A3 (d)	3.50%	03/25/58	434,792
152,647	Series 2019-2, Class A3 (d)	3.50%	10/25/44	147,578
1,040,853	Series 2022-NQM1, Class A1 (d)	3.63%	09/25/61	1,034,794
1,200,284	Series 2025-NQM3, Class A1 (d) (i)	5.57%	03/25/65	1,213,398
	Chase Home Lending Mortgage Trust
582,284	Series 2019-ATR2, Class B1 (d) (f)	4.00%	07/25/49	550,618
371,653	Series 2019-ATR2, Class B2 (d) (f)	4.00%	07/25/49	350,516
1,546,214	Series 2025-8, Class A11, 30 Day Average SOFR + 1.30% (a) (d)	5.00%	06/25/56	1,557,499
2,729,488	Series 2025-10, Class A11, 30 Day Average SOFR + 1.30% (a) (d)	5.00%	07/25/56	2,742,755
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	CIM Trust
$3,379,854	Series 2019-INV3, Class B1A (d)	4.66%	08/25/49	$3,333,648
	Citigroup Mortgage Loan Trust
380,826	Series 2014-A, Class B3 (d) (f)	5.48%	01/25/35	380,047
	COLT Mortgage Loan Trust
624,223	Series 2021-6, Class A1 (d)	1.91%	12/25/66	579,253
1,668,121	Series 2025-4, Class A1, steps up to 6.79% on 05/01/2029 (d) (i)	5.79%	04/25/70	1,693,471
	Connecticut Avenue Securities Trust
2,290,303	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (d)	4.70%	07/25/44	2,293,693
2,122,943	Series 2025-R01, Class 1A1, 30 Day Average SOFR + 0.95% (a) (d)	4.65%	01/25/45	2,125,211
2,124,755	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (a) (d)	4.70%	02/25/45	2,127,584
	Credit Suisse Mortgage Trust
653,741	Series 2018-RPL9, Class A (d)	3.85%	09/25/57	635,486
222,736	Series 2019-AFC1, Class A1 (d)	3.57%	07/25/49	216,191
1,577,470	Series 2021-RPL6, Class A1 (d)	2.00%	10/25/60	1,441,540
	Cross Mortgage Trust
1,638,347	Series 2025-H3, Class A1 (d)	5.88%	04/25/70	1,665,503
	CSMC Trust
2,527,130	Series 2018-J1, Class A2 (d)	3.50%	02/25/48	2,303,181
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (d)	3.47%	11/25/59	280,487
1,683,811	Series 2024-INV2, Class A1, steps up to 6.04% on 09/01/2028 (d) (i)	5.04%	10/25/69	1,690,649
3,938,076	Series 2025-NQM6, Class A1 (d) (e)	5.00%	12/25/70	3,959,605
2,875,000	Series 2026-AE1, Class A29, 30 Day Average SOFR + 1.15% (a) (d)	4.81%	11/25/60	2,882,034
	FARM Mortgage Trust
2,631,151	Series 2024-1, Class A (d) (f)	4.68%	10/01/53	2,578,962
306,963	Series 2024-2, Class A (d) (f)	5.18%	08/01/54	304,044
	Flagstar Mortgage Trust
2,078,765	Series 2018-2, Class B1 (d) (f)	4.00%	04/25/48	1,952,604
	GCAT Trust
412,505	Series 2019-RPL1, Class A1 (d)	2.65%	10/25/68	404,131
10,366,100	Series 2025-INV5, Class A28, 30 Day Average SOFR + 1.50% (a) (d)	5.20%	12/25/55	10,460,320
	GS Mortgage-Backed Securities Trust
148,953	Series 2020-NQM1, Class A3 (d)	2.35%	09/27/60	143,171
9,000,000	Series 2022-LTV1, Class A14 (d)	3.00%	06/25/52	6,641,406
4,703,510	Series 2025-PJ11, Class A27, 30 Day Average SOFR + 1.35% (a) (d)	5.05%	05/25/56	4,735,310
1,500,000	Series 2026-PJ1, Class A27, 30 Day Average SOFR + 1.25% (a) (d)	4.96%	06/25/56	1,503,310
	HOMES Trust
5,898,179	Series 2024-AFC1, Class A1, steps up to 6.22% on 09/01/2028 (d) (i)	5.22%	08/25/59	5,934,635
2,522,167	Series 2024-AFC2, Class A1 (d)	5.58%	10/25/59	2,548,950
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	HOMES Trust (Continued)
$1,969,527	Series 2025-AFC2, Class A1A, steps up to 6.47% on 06/01/2029 (d) (i)	5.47%	06/25/60	$1,990,957
3,887,646	Series 2025-AFC4, Class A1 (d) (e)	5.15%	11/25/60	3,918,450
	JP Morgan Mortgage Trust
685,145	Series 2017-6, Class A7 (d)	3.50%	12/25/48	628,322
1,096,586	Series 2019-6, Class B1 (d) (f)	4.26%	12/25/49	1,047,203
300,537	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (d)	4.74%	09/25/49	296,543
1,606,786	Series 2019-INV1, Class B1 (d) (f)	4.94%	09/25/49	1,592,325
860,657	Series 2019-INV3, Class A13 (d)	3.50%	05/25/50	785,151
507,090	Series 2019-INV3, Class A3 (d)	3.50%	05/25/50	462,603
476,322	Series 2020-LTV2, Class B1 (d) (f)	3.98%	11/25/50	441,749
5,150,000	Series 2025-3, Class A1C, steps up to 6.64% on 04/01/2029 (d) (i)	5.64%	09/25/55	5,168,738
5,000,000	Series 2025-5MPR, Class A1C, steps up to 6.82% on 05/01/2029 (d) (i)	5.82%	11/25/55	5,057,156
11,250,000	Series 2026-1, Class A11, 30 Day Average SOFR + 1.10% (a) (d)	4.80%	07/25/56	11,278,038
	MetLife Securitization Trust
316,704	Series 2018-1A, Class A (d)	3.75%	03/25/57	310,000
	MFRA Trust
1,572,634	Series 2023-INV2, Class A1, steps up to 7.78% on 09/01/2027 (d) (i)	6.78%	10/25/58	1,586,726
4,627,201	Series 2024-NQM3, Class A1, steps up to 6.72% on 12/01/2028 (d) (i)	5.72%	12/25/69	4,686,498
1,648,888	Series 2025-NQM1, Class A1, steps up to 6.44% on 02/01/2029 (d) (i)	5.44%	03/25/70	1,666,621
3,954,898	Series 2025-NQM5, Class A1 (d) (e)	5.19%	11/25/70	3,982,067
	Morgan Stanley Residential Mortgage Loan Trust
927,648	Series 2025-SPL1, Class A1 (d) (e)	4.25%	02/25/65	913,991
	New Residential Mortgage Loan Trust
1,836,778	Series 2016-3A, Class B1 (d)	4.00%	09/25/56	1,811,129
6,058,544	Series 2018-3A, Class A1 (d)	4.50%	05/25/58	5,967,387
2,970,907	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (a) (d)	4.54%	01/25/48	2,931,512
	OBX Trust
4,545,215	Series 2018-1, Class A2, 1 Mo. CME Term SOFR + 0.76% (a) (d)	4.44%	06/25/57	4,507,763
606,829	Series 2019-EXP3, Class 2A1B, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (d)	4.69%	10/25/59	606,938
2,000,000	Series 2022-NQM2, Class A1B, steps up to 4.38% on 02/01/2026 (d) (i)	3.38%	01/25/62	1,846,881
1,674,436	Series 2025-NQM13, Class A1 (d) (e)	5.44%	05/25/65	1,695,497
14,830,000	Series 2026-J1, Class AF, 30 Day Average SOFR + 1.35% (a) (d) (j)	5.02%	02/25/56	14,828,889
	Onslow Bay Mortgage Loan Trust
269,288	Series 2021-NQM4, Class A1 (d)	1.96%	10/25/61	233,902
2,007,976	Series 2025-NQM6, Class A1, steps up to 6.60% on 03/01/2029 (d) (i)	5.60%	03/25/65	2,035,650
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PMT Loan Trust
$17,735,051	Series 2025-CNF1, Class A35, 30 Day Average SOFR + 1.35% (a) (d)	5.05%	10/25/56	$17,821,662
4,264,322	Series 2025-CNF2, Class A26, 30 Day Average SOFR + 1.40% (a) (d)	5.10%	01/25/57	4,284,182
5,557,812	Series 2025-INV9, Class A34, 30 Day Average SOFR + 1.30% (a) (d)	5.00%	09/01/56	5,584,614
10,100,000	Series 2026-INV1, Class A36, 30 Day Average SOFR + 1.30% (a) (d)	5.03%	01/25/57	10,148,965
5,000,000	Series 2026-J1, Class A25, 30 Day Average SOFR + 1.15% (a) (d)	4.85%	01/25/57	5,012,473
	PRKCM Trust
3,568,102	Series 2022-AFC2, Class A1 (d)	5.34%	08/25/57	3,576,666
2,975,363	Series 2025-AFC2, Class A1 (d) (e)	5.02%	12/25/60	2,987,798
2,011,610	Series 2025-HOME1, Class A1A, steps up to 6.55% on 03/01/2029 (d) (i)	5.55%	02/25/60	2,038,313
854,187	Series 2025-HOME1, Class A1B, steps up to 6.65% on 03/01/2029 (d) (i)	5.65%	02/25/60	865,374
	PRPM LLC
718,970	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/2028 (d) (i)	3.50%	05/25/54	704,454
230,539	Series 2024-RPL3, Class A1, steps up to 5.00% on 11/25/2028 (d) (i)	4.00%	11/25/54	226,997
533,608	Series 2024-RPL4, Class A1, steps up to 5.00% on 12/25/2028 (d) (i)	4.00%	12/25/54	525,288
1,293,089	Series 2025-RCF4, Class A1, steps up to 5.50% on 08/01/2029 (d) (i)	4.50%	08/25/55	1,283,255
1,472,015	Series 2025-RCF5, Class A1, steps up to 5.84% on 10/01/2029 (d) (i)	4.84%	10/25/55	1,478,433
3,884,035	Series 2025-RCF6, Class A1, steps up to 5.94% on 12/01/2029 (d) (i)	4.94%	12/25/55	3,889,252
906,097	Series 2025-RPL3, Class A1, steps up to 4.25% on 04/01/2028 (d) (i)	3.25%	04/25/55	881,777
2,033,856	Series 2025-RPL4, Class A1, steps up to 4.00% on 05/01/2029 (d) (i)	3.00%	05/25/55	1,948,024
	PRPM Trust
631,735	Series 2023-NQM3, Class A1, steps up to 7.22% on 01/01/2028 (d) (i)	6.22%	11/25/68	638,303
2,600,076	Series 2025-NQM2, Class A1, steps up to 6.69% on 05/01/2029 (d) (i)	5.69%	04/25/70	2,630,025
2,260,541	Series 2025-NQM3, Class A1 (d) (e)	5.61%	05/25/70	2,285,445
4,443,961	Series 2025-NQM6, Class A1 (d) (e)	4.99%	12/25/70	4,457,229
11,580,000	Series 2026-RCF1, Class A1, steps up to 5.85% on 01/01/2030 (d) (i)	4.85%	01/25/56	11,639,142
	Rate Mortgage Trust
8,708,622	Series 2025-J3, Class A27, 30 Day Average SOFR + 1.55% (a) (d)	5.25%	11/25/55	8,784,575
	RUN Trust
3,614,871	Series 2022-NQM1, Class A1 (d)	4.00%	03/25/67	3,606,103
	Santander Mortgage Asset Receivable Trust
3,102,268	Series 2025-NQM2, Class A1 (d) (i)	5.73%	02/25/65	3,144,210
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Starwood Mortgage Residential Trust
$1,734,245	Series 2022-3, Class A1 (d)	4.16%	03/25/67	$1,729,922
	Towd Point Mortgage Trust
1,653,692	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (d)	4.79%	05/25/58	1,693,312
2,033,194	Series 2022-1, Class A1 (d)	3.75%	07/25/62	1,953,760
1,764,437	Series 2022-2, Class A1 (d)	3.75%	07/01/62	1,683,287
3,526,807	Series 2022-3, Class A1 (d)	3.75%	08/01/62	3,374,874
	TRK Trust
2,994,340	Series 2021-INV1, Class A1 (d)	1.15%	07/25/56	2,720,729
2,254,094	Series 2022-INV1, Class A1 (d)	2.58%	02/25/57	2,128,021
	Verus Securitization Trust
2,229,218	Series 2022-1, Class A1, steps up to 3.72% on 01/01/2026 (d) (i)	3.72%	01/25/67	2,123,248
2,393,956	Series 2022-2, Class A1 (d) (i)	4.26%	02/25/67	2,315,179
1,189,677	Series 2025-3, Class A1, steps up to 6.62% on 04/01/2029 (d) (i)	5.62%	05/25/70	1,205,893
	Vista Point Securitization Trust
270,000	Series 2020-1, Class M1 (d)	4.15%	03/25/65	268,655
	Wells Fargo Mortgage Backed Securities Trust
2,197,464	Series 2018-1, Class B1 (d) (f)	3.64%	07/25/47	2,079,010
114,927	Series 2019-1, Class A1 (d)	3.92%	11/25/48	110,000
				279,067,517
	Commercial Mortgage-Backed Securities — 5.4%
	2023-MIC Trust (The)
2,330,000	Series 2023-MIC, Class A (d) (f)	8.44%	12/05/38	2,518,844
	Arbor Multifamily Mortgage Securities Trust
6,000,000	Series 2020-MF1, Class A4 (d)	2.50%	05/15/53	5,623,192
125,000	Series 2020-MF1, Class AS (d)	3.06%	05/15/53	117,639
3,143,359	Series 2020-MF1, Class XA, IO (d) (f)	0.92%	05/15/53	99,147
1,860,000	Series 2021-MF2, Class A4 (d)	2.25%	06/15/54	1,675,027
	BANK
28,486,632	Series 2019-BN19, Class XA, IO (f)	0.94%	08/15/61	775,221
325,000	Series 2020-BN26, Class A3	2.16%	03/15/63	301,759
4,784,432	Series 2020-BN26, Class XA, IO (f)	1.19%	03/15/63	172,030
1,486,830	Series 2020-BN29, Class A4	2.00%	11/15/53	1,317,442
6,874,070	Series 2020-BN29, Class XA, IO (f)	1.30%	11/15/53	342,507
53,428,017	Series 2025-BNK49, Class XA, IO (f)	0.62%	03/15/58	2,492,364
	BBCMS Mortgage Trust
3,772,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (d)	4.60%	03/15/37	3,607,987
2,800,000	Series 2020-C8, Class A5	2.04%	10/15/53	2,517,553
1,392,000	Series 2023-C20, Class A5	5.58%	07/15/56	1,461,191
51,837,464	Series 2025-C35, Class XA, IO (f)	0.65%	07/15/58	2,600,359
	Benchmark Mortgage Trust
8,625,536	Series 2020-B21, Class XA, IO (f)	1.41%	12/17/53	454,566
2,700,000	Series 2021-B25, Class A4	2.27%	04/15/54	2,475,698
	BMO Mortgage Trust
115,000	Series 2023-C6, Class ASB	6.21%	09/15/56	122,846
2,250,000	Series 2023-C7, Class A5	6.16%	12/15/56	2,408,744
5,823,960	Series 2024-5C3, Class XA, IO (f)	1.12%	02/15/57	169,272
665,000	Series 2025-C11, Class ASB	5.68%	02/15/58	705,852
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BMO Mortgage Trust (Continued)
$3,091,000	Series 2025-C12, Class ASB	5.76%	06/15/58	$3,281,740
35,994,460	Series 2025-C13, Class XA, IO (f)	1.01%	10/15/58	2,780,997
	BOCA Commercial Mortgage Trust
1,350,000	Series 2025-BOCA, Class A, 1 Mo. CME Term SOFR + 1.60% (a) (d)	5.28%	12/15/42	1,360,562
	BSTN Commercial Mortgage Trust
1,700,000	Series 2025-1C, Class A (d) (f)	5.55%	06/15/44	1,748,460
	BWAY Trust
2,190,000	Series 2025-1535, Class A (d) (f)	6.52%	05/05/42	2,262,020
765,000	Series 2025-1535, Class B (d) (f)	7.71%	05/05/42	804,164
	BX Commercial Mortgage Trust
3,081,000	Series 2020-VIV4, Class A (d)	2.84%	03/09/44	2,877,066
	BX Trust
4,000,000	Series 2025-DELC, Class A, 1 Mo. CME Term SOFR + 1.55% (a) (d)	5.23%	12/15/42	4,028,646
2,000,000	Series 2025-GW, Class A, 1 Mo. CME Term SOFR + 1.60% (a) (d)	5.28%	07/15/42	2,009,279
1,000,000	Series 2025-VOLT, Class A, 1 Mo. CME Term SOFR + 1.70% (a) (d)	5.38%	12/15/44	1,006,382
	Cantor Commercial Real Estate Lending
1,449,090	Series 2019-CF1, Class A2	3.62%	05/15/52	1,434,275
	CFCRE Commercial Mortgage Trust
74,495	Series 2017-C8, Class ASB	3.37%	06/15/50	74,268
	CHI Commercial Mortgage Trust
2,230,000	Series 2025-SFT, Class A (d) (f)	5.66%	04/15/42	2,290,166
62,200,000	Series 2025-SFT, Class XA, IO (d) (f)	0.31%	04/15/42	549,431
	Citigroup Commercial Mortgage Trust
573,971	Series 2018-C5, Class A3	3.96%	06/10/51	570,382
604,384	Series 2019-GC43, Class AAB	2.96%	11/10/52	590,542
1,310,000	Series 2020-420K, Class A (d)	2.46%	11/10/42	1,183,008
	COMM Mortgage Trust
7,850,000	Series 2024-277P, Class X, IO (d) (f)	0.66%	08/10/44	183,443
	Credit Suisse Mortgage Trust
1,420,000	Series 2019-UVIL, Class A (d)	3.16%	12/15/41	1,347,990
	Deutsche Bank Commercial Mortgage Trust
400,000	Series 2020-C9, Class A5	1.93%	08/15/53	359,728
	Fashion Show Mall LLC
1,400,000	Series 2024-SHOW, Class A (d) (f)	5.27%	10/10/41	1,426,129
	FREMF Mortgage Trust
320,387,716	Series 2018-K156, Class X2A, IO (d)	0.10%	07/25/36	1,535,618
	GS Mortgage Securities Trust
243,227	Series 2017-GS5, Class AAB	3.47%	03/10/50	242,261
1,752,152	Series 2019-GC39, Class XA, IO (f)	1.07%	05/10/52	52,327
975,000	Series 2024-FAIR, Class A (d) (f)	6.07%	07/15/29	1,007,062
	Hilton USA Trust
1,395,000	Series 2016-HHV, Class A (d)	3.72%	11/05/38	1,387,904
1,700,000	Series 2025-NVIL, Class A, 1 Mo. CME Term SOFR + 1.74% (a) (d)	5.42%	07/15/42	1,709,135
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Houston Galleria Mall Trust
$2,750,000	Series 2025-HGLR, Class A (d) (f)	5.46%	02/05/45	$2,863,191
	INT Commercial Mortgage Trust
1,500,000	Series 2025-PLAZA, Class A (d) (f)	5.04%	11/05/37	1,517,385
	JP Morgan Chase Commercial Mortgage Securities Trust
3,085,000	Series 2025-PHNY, Class A, 1 Mo. CME Term SOFR + 1.64% (a) (d)	5.32%	01/15/41	3,098,057
	JW Trust
1,240,000	Series 2024-BERY, Class A, 1 Mo. CME Term SOFR + 1.59% (a) (d)	5.27%	11/15/39	1,244,721
	Morgan Stanley Capital I Trust
5,601,330	Series 2019-L2, Class XA, IO (f)	1.00%	03/15/52	141,529
	MSWF Commercial Mortgage Trust
40,317,976	Series 2023-1, Class XA, IO (f)	0.86%	05/15/56	1,958,651
	NRTH Commercial Mortgage Trust
1,313,500	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (d)	5.07%	10/15/40	1,319,410
	NY Commercial Mortgage Trust
1,520,000	Series 2025-299P, Class A (d) (f)	5.66%	02/10/47	1,606,082
	NYO Commercial Mortgage Trust
3,100,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (d)	4.89%	11/15/38	3,101,066
	SFO Commercial Mortgage Trust
3,288,100	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (d)	4.94%	05/15/38	3,289,899
	SKY Trust
3,726,980	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (a) (d)	6.27%	04/15/42	3,753,130
	SWCH Commercial Mortgage Trust
2,745,000	Series 2025-DATA, Class A, 1 Mo. CME Term SOFR + 1.44% (a) (d)	5.12%	02/15/42	2,729,333
	UBS Commercial Mortgage Trust
22,180,142	Series 2019-C17, Class XA, IO (f)	1.44%	10/15/52	955,461
	Wells Fargo Commercial Mortgage Trust
12,472,751	Series 2017-C41, Class XA, IO (f)	1.14%	11/15/50	183,851
2,737,274	Series 2018-C47, Class AS	4.67%	09/15/61	2,729,727
23,351,636	Series 2019-C49, Class XA, IO (f)	1.23%	03/15/52	725,979
433,852	Series 2020-C58, Class A3	1.81%	07/15/53	394,316
2,950,000	Series 2022-C62, Class A4	4.00%	04/15/55	2,829,367
2,550,000	Series 2025-B33RP, Class A, 1 Mo. CME Term SOFR + 1.35% (a) (d)	5.03%	08/15/42	2,555,045
	WHARF Commercial Mortgage Trust
2,175,000	Series 2025-DC, Class A (d) (f)	5.53%	07/15/40	2,243,619
				109,302,044
	Total Mortgage-Backed Securities			388,369,561
	(Cost $383,669,261)
ASSET-BACKED SECURITIES — 5.3%
	AIMCO CLO 17 Ltd.
590,000	Series 2022-17A, Class A1R, 3 Mo. CME Term SOFR + 1.35% (a) (d)	5.02%	07/20/37	592,093
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	American Heritage Auto Receivables Trust
$640,000	Series 2022-17A, Class A3 (d)	4.90%	09/17/29	$646,907
	Battalion CLO XXIV Ltd.
2,000,000	Series 2022-24A, Class AR, 3 Mo. CME Term SOFR + 1.33% (a) (d)	5.00%	07/14/36	2,004,237
	Capital Street Master Trust
250,000	Series 2024-1, Class A, 30 Day Average SOFR + 1.35% (a) (d)	5.06%	10/16/28	250,088
2,500,000	Series 2025-1, Class A, 30 Day Average SOFR + 1.10% (a) (d)	4.81%	08/16/29	2,497,274
	CARLYLE US CLO Ltd.
950,000	Series 2019-1A, Class A1B2, 3 Mo. CME Term SOFR + 1.30% (a) (d)	4.97%	04/20/31	951,133
	Cbam Ltd.
1,495,000	Series 2018-7A, Class B1, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (d)	5.53%	07/20/31	1,499,364
	Cedar Funding X CLO Ltd.
1,000,000	Series 2019-10A, Class AR2, 3 Mo. CME Term SOFR + 1.36% (a) (d)	5.03%	10/20/37	1,003,800
	Chase Auto Owner Trust
744,310	Series 2022-AA, Class A4 (d)	3.99%	03/27/28	744,348
95,000	Series 2024-1A, Class A4 (d)	5.05%	10/25/29	97,084
	CoreVest American Finance Trust
279,662	Series 2019-3, Class A (d)	2.71%	10/15/52	279,184
186,379	Series 2020-1, Class A2 (d)	2.30%	03/15/50	179,318
56,298	Series 2020-2, Class A (d)	3.38%	05/15/52	56,210
1,010,000	Series 2020-2, Class B (d)	4.24%	05/15/52	1,006,726
338,934	Series 2020-3, Class A (d)	1.36%	08/15/53	336,196
1,358,856	Series 2021-1, Class A (d)	1.57%	04/15/53	1,341,267
677,671	Series 2021-2, Class A (d)	1.41%	07/15/54	660,239
	Dryden 85 CLO Ltd.
500,000	Series 2020-85A, Class A1R2, 3 Mo. CME Term SOFR + 1.38% (a) (d)	5.05%	07/15/37	501,770
	Elmwood CLO X Ltd.
2,000,000	Series 2021-3A, Class AR2, 3 Mo. CME Term SOFR + 1.30% (a) (d)	4.97%	07/20/38	2,008,000
	Empower CLO Ltd.
2,000,000	Series 2023-3A, Class AR, 3 Mo. CME Term SOFR + 1.24% (a) (d) (k)	0.00%	01/20/39	2,001,048
	FNA VI LLC
539,718	Series 2021-1A, Class A (d)	1.35%	01/10/32	506,465
	Garnet CLO 2 Ltd.
2,000,000	Series 2025-2A, Class A, 3 Mo. CME Term SOFR + 1.35% (a) (d)	5.43%	10/20/38	2,001,730
	GLS Auto Receivables Issuer Trust
692,082	Series 2024-3A, Class A3 (d)	5.02%	04/17/28	693,093
	GLS Auto Select Receivables Trust
812,666	Series 2023-1A, Class A3 (d)	5.96%	10/16/28	818,754
	Gracie Point International Funding LLC
1,802,000	Series 2024-1A, Class A, 90 Day Average SOFR + 1.70% (a) (d)	5.89%	03/01/28	1,802,741
4,296,000	Series 2025-1A, Class A, 30 Day Average SOFR + 1.50% (a) (d)	5.30%	08/15/28	4,306,993
	Harriman Park CLO Ltd.
2,000,000	Series 2020-1A, Class ARR, 3 Mo. CME Term SOFR + 1.30% (a) (d)	4.97%	07/20/38	2,002,953
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Home Partners of America Trust
$938,729	Series 2020-2, Class A (d)	1.53%	01/17/41	$864,961
	Invesco US CLO Ltd.
2,625,000	Series 2023-4A, Class A1R, 3 Mo. CME Term SOFR + 1.22% (a) (d)	4.89%	01/18/39	2,626,444
	Kennedy Lewis CLO 16 Ltd.
1,600,000	Series 2024-16A, Class A1, 3 Mo. CME Term SOFR + 1.54% (a) (d)	5.21%	07/20/37	1,606,970
	Luxury Lease Partners Auto Lease Trust
4,612,939	Series 2025-A, Class A (d)	5.51%	03/15/32	4,622,632
	Neuberger Berman CLO XVI-S Ltd.
1,000,000	Series 2017-16SA, Class A1R2, 3 Mo. CME Term SOFR + 1.18% (a) (d)	4.85%	04/15/39	1,003,600
	OCP CLO Ltd.
300,000	Series 2018-15A, Class AR, 3 Mo. CME Term SOFR + 1.25% (a) (d)	4.92%	01/20/38	300,425
	Octagon Investment Partners XVI Ltd.
255,397	Series 2013-1A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.40% (a) (d)	5.33%	07/17/30	255,690
	OHA Credit Funding 15-R Ltd.
2,200,000	Series 2023-15RA, Class A, 3 Mo. CME Term SOFR + 1.29% (a) (d)	4.96%	07/20/38	2,210,997
	Oscar US Funding XV LLC
438,929	Series 2023-1A, Class A3 (d)	5.81%	12/10/27	441,667
	Oscar US Funding XVII LLC
100,000	Series 2024-2A, Class A3 (d)	4.47%	03/12/29	100,368
	OZLM XXIV Ltd.
253,238	Series 2019-24A, Class A1AR, 3 Mo. CME Term SOFR + CSA + 1.16% (a) (d)	5.09%	07/20/32	253,779
	Pagaya AI Debt Grantor Trust
154,467	Series 2024-8, Class A (d)	5.33%	01/15/32	155,134
213,486	Series 2024-9, Class A (d)	5.07%	03/15/32	214,049
718,473	Series 2024-10, Class A (d)	5.18%	06/15/32	721,932
827,406	Series 2024-11, Class A (d)	5.09%	07/15/32	831,945
3,364,214	Series 2025-1, Class A2 (d)	5.16%	07/15/32	3,392,888
428,471	Series 2025-2, Class A (d) (e)	4.96%	10/15/32	431,564
999,964	Series 2025-4, Class A2 (d)	5.37%	01/17/33	1,007,794
2,499,903	Series 2025-5, Class A2 (d)	5.11%	03/15/33	2,515,532
1,915,314	Series 2025-R3, Class A (d)	4.84%	01/18/33	1,919,023
1,000,000	Series 2026-1, Class A1 (d) (j) (k)	4.23%	02/15/27	1,000,000
500,000	Series 2026-1, Class A2 (d) (j) (k)	4.74%	09/15/33	500,000
	Pagaya AI Debt Trust
2,266,141	Series 2025-R1, Class A2 (d)	5.34%	06/15/32	2,280,657
	Parallel Ltd.
220,000	Series 2023-1A, Class A1R, 3 Mo. CME Term SOFR + 1.39% (a) (d)	5.06%	07/20/36	220,579
	PFS Financing Corp.
1,000,000	Series 2025-C, Class A, 30 Day Average SOFR + 0.95% (a) (d)	4.66%	04/15/29	1,003,872
	Progress Residential Trust
5,478,050	Series 2025-SFR1, Class A (d)	3.40%	02/17/42	5,251,988
2,600,000	Series 2025-SFR3, Class A (d)	3.39%	07/17/42	2,477,825
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Research-Driven Pagaya Motor Asset Trust
$946,574	Series 2023-3A, Class A (d)	7.13%	01/26/32	$948,297
2,675,849	Series 2025-1A, Class A (d)	5.04%	06/27/33	2,689,333
2,200,000	Series 2025-3A, Class A2 (d)	5.15%	02/27/34	2,218,527
	Research-Driven Pagaya Motor Trust
2,825,000	Series 2025-5A, Class A3 (d)	4.84%	06/26/34	2,834,286
4,100,000	Series 2025-6A, Class A3 (d)	5.01%	08/25/34	4,112,943
	Rockland Park CLO Ltd.
2,000,000	Series 2021-1A, Class A1R, 3 Mo. CME Term SOFR + 1.30% (a) (d)	4.97%	07/20/38	2,002,949
	Signal Peak CLO 3 Ltd.
490,000	Series 2016-3A, Class AR3, 3 Mo. CME Term SOFR + 1.59% (a) (d)	5.26%	01/23/37	492,011
	Silver Point CLO 16 Ltd.
4,000,000	Series 2026-16A, Class A1, 3 Mo. CME Term SOFR + 1.23% (a) (d) (k)	0.00%	04/18/39	4,002,096
	Silver Point CLO 7 Ltd.
500,000	Series 2024-7A, Class A1, 3 Mo. CME Term SOFR + 1.36% (a) (d)	5.03%	01/15/38	500,939
	Silver Point CLO 9 Ltd.
1,500,000	Series 2025-9A, Class A1, 3 Mo. CME Term SOFR + 1.52% (a) (d)	5.19%	03/31/38	1,511,246
	Sixth Street CLO XX Ltd.
2,000,000	Series 2021-20A, Class A1R, 3 Mo. CME Term SOFR + 1.32% (a) (d)	4.99%	07/17/38	2,003,926
	Sound Point CLO XXVIII Ltd.
597,311	Series 2020-3A, Class A1R, 3 Mo. CME Term SOFR + 1.28% (a) (d)	4.95%	01/25/32	598,804
	STAR Trust
4,993,410	Series 2025-SFR5, Class A, 1 Mo. CME Term SOFR + 1.45% (a) (d)	5.13%	02/17/42	5,001,336
	Steele Creek CLO Ltd.
209,956	Series 2018-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.48% (a) (d)	5.41%	04/15/31	210,506
	Stratus Funding CLO Ltd.
2,250,000	Series 2025-1A, Class A2, 3 Mo. CME Term SOFR + 1.33% (a) (d)	5.00%	07/15/33	2,248,130
	Trinitas CLO XXVIII Ltd.
320,000	Series 2024-28A, Class A1, 3 Mo. CME Term SOFR + 1.55% (a) (d)	5.22%	04/25/37	321,355
	Venture 42 CLO Ltd.
5,000,000	Series 2021-42A, Class A1A, 3 Mo. CME Term SOFR + CSA + 1.13% (a) (d)	5.06%	04/15/34	5,004,962
	Venture XIX CLO Ltd.
124,561	Series 2014-19A, Class ARR, 3 Mo. CME Term SOFR + CSA + 1.26% (a) (d)	5.19%	01/15/32	124,815
	Whitebox CLO III Ltd.
2,000,000	Series 2021-3A, Class A1R, 3 Mo. CME Term SOFR + 1.27% (a) (d)	4.94%	10/15/35	2,005,120
	Total Asset-Backed Securities			107,832,911
	(Cost $107,240,049)
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 3.6%
	Apparel — 0.6%
$8,000,000	Gildan Activewear, Inc. (d)	4.70%	10/07/30	$7,978,345
5,500,000	Gildan Activewear, Inc. (d)	5.40%	10/07/35	5,495,934
				13,474,279
	Banks — 1.4%
2,000,000	Banco Santander S.A.	5.13%	11/06/35	1,997,401
3,500,000	Barclays PLC (h)	5.75%	08/09/33	3,671,815
2,000,000	BNP Paribas S.A. (d) (h)	5.09%	05/09/31	2,042,318
2,000,000	BNP Paribas S.A. (d) (h)	5.89%	12/05/34	2,121,859
3,500,000	Cooperatieve Rabobank U.A. (d) (h)	5.71%	01/21/33	3,686,080
1,000,000	Credit Agricole S.A. (d) (h)	5.34%	01/10/30	1,029,493
5,500,000	Credit Agricole S.A. (d) (h)	4.82%	09/25/33	5,484,691
2,710,000	UBS Group AG (d) (h)	4.19%	04/01/31	2,684,573
3,000,000	UBS Group AG (d) (h)	4.84%	11/06/33	3,002,202
2,500,000	UBS Group AG (d) (h)	5.58%	05/09/36	2,592,668
				28,313,100
	Building Materials — 0.1%
3,000,000	Cemex S.A.B. de C.V. (d)	5.45%	11/19/29	3,040,197
	Entertainment — 0.4%
1,105,000	Flutter Treasury DAC (d)	6.38%	04/29/29	1,140,056
6,378,000	Flutter Treasury DAC (d)	5.88%	06/04/31	6,463,997
				7,604,053
	Healthcare-Services — 0.4%
3,800,000	Icon Investments Six DAC	5.85%	05/08/29	3,964,075
4,915,000	Icon Investments Six DAC	6.00%	05/08/34	5,168,693
				9,132,768
	Insurance — 0.1%
1,530,000	Aon Global Ltd.	4.75%	05/15/45	1,366,247
	Packaging & Containers — 0.2%
3,500,000	CCL Industries, Inc. (d)	3.05%	06/01/30	3,298,278
	Software — 0.4%
2,670,000	Constellation Software, Inc. (d)	5.46%	02/16/34	2,686,429
4,895,000	Open Text Corp. (d)	6.90%	12/01/27	5,057,815
				7,744,244
	Total Foreign Corporate Bonds and Notes			73,973,166
	(Cost $73,286,137)
MUNICIPAL BONDS — 1.9%
	New Jersey — 0.3%
6,000,000	NJ Transprtn Trust Fund Auth, Ser AA	5.00%	06/15/50	6,214,211
	New York — 0.9%
4,000,000	City of NY, Ser G-1	5.25%	02/01/50	4,208,825
9,140,000	NY City Transitional Fin Auth, Ser A	5.50%	05/01/50	9,841,902
3,000,000	NY St Dorm Auth, Ser C	5.50%	03/15/53	3,216,618
				17,267,345
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas — 0.7%
$7,000,000	Dallas Fort Worth Intl Arpts, Ser A-1, AMT	5.25%	11/01/46	$7,366,499
6,700,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Children’s Hlth Sys of TX, Ser A	5.50%	08/15/49	7,283,854
				14,650,353
	Total Municipal Bonds			38,131,909
	(Cost $37,387,351)
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
4,000,000	Tennessee Valley Authority	5.25%	02/01/55	3,972,667
	(Cost $3,917,442)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.0%
	Capital Markets — 0.0%
20,000	First Trust AAA CMBS ETF (l)	409,400
	(Cost $407,187)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 0.8%
$2,000,000	U.S. Treasury Bill	(c)	02/03/26	1,999,801
10,000,000	U.S. Treasury Bill	(c)	02/12/26	9,990,033
5,000,000	U.S. Treasury Bill	(c)	02/19/26	4,991,510
	Total U.S. Treasury Bills			16,981,344
	(Cost $16,979,668)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
17,188,715	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (m)	17,188,715
	(Cost $17,188,715)
	Total Investments — 102.7%	2,090,486,640
	(Cost $2,070,823,995)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (2.7)%
	Pass-Through Securities — (2.7)%
	Federal National Mortgage Association
$(5,125,000)	Pool TBA (g)	2.50%	04/15/56	(4,347,846)
(26,590,000)	Pool TBA (g)	3.00%	04/15/56	(23,545,018)
(15,797,000)	Pool TBA (g)	4.00%	04/15/56	(15,059,739)
(10,181,000)	Pool TBA	4.50%	04/15/56	(9,951,604)
	Government National Mortgage Association
(2,476,000)	Pool TBA	3.00%	03/15/56	(2,233,854)
	Total Investments Sold Short — (2.7)%			(55,138,061)
	(Proceeds $55,129,359)

See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.0)%
(118)	3 Month SOFR Futures	$(28,563,375)	$97.50	12/10/27	$(36,875)
(74)	U.S. 2-Year Treasury Note Futures	(15,428,422)	104.75	02/20/26	(2,313)
(145)	U.S. 2-Year Treasury Note Futures	(30,252,891)	104.75	05/22/26	(36,250)
(14)	U.S. 5-Year Treasury Note Futures	(1,525,016)	112.00	02/20/26	(109)
(222)	U.S. 5-Year Treasury Note Futures	(24,171,984)	110.00	05/22/26	(69,375)
(55)	U.S. 5-Year Treasury Note Futures	(5,988,555)	112.00	05/22/26	(4,727)
(281)	U.S. 10-Year Treasury Note Futures	(31,423,703)	115.00	02/20/26	(8,781)
(65)	U.S. 10-Year Treasury Note Futures	(7,268,828)	116.00	02/20/26	(1,016)
(131)	U.S. 10-Year Treasury Note Futures	(14,649,484)	118.00	02/20/26	(0)
(49)	U.S. 10-Year Treasury Note Futures	(5,471,156)	114.00	05/22/26	(18,375)
(293)	U.S. 10-Year Treasury Note Futures	(32,715,281)	115.00	05/22/26	(68,672)
(23)	U.S. 10-Year Treasury Note Futures	(2,568,094)	116.00	05/22/26	(3,594)
(263)	U.S. Treasury Long Bond Futures	(30,277,875)	124.00	02/20/26	(12,328)
(77)	U.S. Treasury Long Bond Futures	(8,864,625)	126.00	02/20/26	(2,406)
(65)	U.S. Treasury Long Bond Futures	(7,452,656)	120.00	05/22/26	(49,766)
(56)	U.S. Treasury Long Bond Futures	(6,420,750)	121.00	05/22/26	(34,125)
(314)	U.S. Treasury Long Bond Futures	(36,002,062)	122.00	05/22/26	(152,094)
(68)	U.S. Treasury Long Bond Futures	(7,796,625)	123.00	05/22/26	(26,562)
(28)	U.S. Treasury Long Bond Futures	(3,210,375)	126.00	05/22/26	(6,125)
(17)	U.S. Treasury Long Bond Futures	(1,949,156)	128.00	05/22/26	(2,656)
(37)	U.S. Treasury Long Bond Futures	(4,224,938)	121.00	08/21/26	(39,312)
(51)	Ultra 10-Year U.S. Treasury Note Futures	(5,810,812)	117.00	05/22/26	(23,906)
(7)	Ultra 10-Year U.S. Treasury Note Futures	(797,563)	118.00	05/22/26	(2,297)
(12)	Ultra U.S. Treasury Long Bond Futures	(1,409,250)	122.00	02/20/26	(1,875)
(13)	Ultra U.S. Treasury Long Bond Futures	(1,526,688)	125.00	02/20/26	(1,016)
	Total Call Options Written				(604,555)
	(Premiums received $1,418,734)
	Put Options Written — (0.1)%
(118)	3 Month SOFR Futures	(28,563,375)	95.50	12/10/27	(22,125)
(151)	3 Month SOFR Futures	(36,551,437)	96.00	12/10/27	(53,794)
(21)	U.S. 2-Year Treasury Note Futures	(4,378,336)	103.75	02/20/26	(328)
(12)	U.S. 2-Year Treasury Note Futures	(2,501,906)	103.88	02/20/26	(188)
(37)	U.S. 2-Year Treasury Note Futures	(7,719,703)	104.00	05/22/26	(8,672)
(10)	U.S. 5-Year Treasury Note Futures	(1,089,297)	107.50	02/20/26	(78)
(231)	U.S. 5-Year Treasury Note Futures	(25,151,930)	108.00	05/22/26	(77,602)
(122)	U.S. 5-Year Treasury Note Futures	(13,283,703)	109.00	05/22/26	(91,500)
(28)	U.S. 10-Year Treasury Note Futures	(3,131,187)	109.00	02/20/26	(438)
(62)	U.S. 10-Year Treasury Note Futures	(6,933,344)	110.00	02/20/26	(1,938)
(40)	U.S. 10-Year Treasury Note Futures	(4,473,125)	111.00	02/20/26	(5,000)
(22)	U.S. 10-Year Treasury Note Futures	(2,460,219)	114.00	02/20/26	(48,812)
(6)	U.S. 10-Year Treasury Note Futures	(669,938)	109.00	05/22/26	(1,688)
(22)	U.S. 10-Year Treasury Note Futures	(2,456,438)	110.00	05/22/26	(10,312)
(66)	U.S. Treasury Long Bond Futures	(7,598,250)	108.00	02/20/26	(2,062)
(136)	U.S. Treasury Long Bond Futures	(15,657,000)	110.00	02/20/26	(6,375)
(10)	U.S. Treasury Long Bond Futures	(1,151,250)	111.00	02/20/26	(781)
(9)	U.S. Treasury Long Bond Futures	(1,036,125)	114.00	02/20/26	(4,922)
(103)	U.S. Treasury Long Bond Futures	(11,857,875)	116.00	02/20/26	(154,500)
(24)	U.S. Treasury Long Bond Futures	(2,756,250)	112.00	03/27/26	(18,375)
(24)	U.S. Treasury Long Bond Futures	(2,756,250)	114.00	03/27/26	(33,750)
(72)	U.S. Treasury Long Bond Futures	(8,255,250)	109.00	05/22/26	(55,125)
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(6)	U.S. Treasury Long Bond Futures	$(687,938)	$110.00	05/22/26	$(5,719)
(225)	U.S. Treasury Long Bond Futures	(25,797,656)	112.00	05/22/26	(326,953)
(206)	U.S. Treasury Long Bond Futures	(23,619,187)	114.00	05/22/26	(450,625)
(86)	U.S. Treasury Long Bond Futures	(9,820,125)	110.00	08/21/26	(143,781)
(12)	Ultra U.S. Treasury Long Bond Futures	(1,409,250)	112.00	02/20/26	(1,500)
(58)	Ultra U.S. Treasury Long Bond Futures	(6,811,375)	114.00	02/20/26	(17,219)
(6)	Ultra U.S. Treasury Long Bond Futures	(704,625)	115.00	02/20/26	(2,812)
(59)	Ultra U.S. Treasury Long Bond Futures	(6,928,812)	116.00	02/20/26	(42,406)
	Total Put Options Written				(1,589,380)
	(Premiums received $2,290,709)
	Total Written Options				(2,193,935)
	(Premiums received $3,709,443)
	Net Other Assets and Liabilities — 0.1%				2,904,052
	Net Assets — 100.0%				$2,036,058,696
Futures Contracts at January 31, 2026 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	1,397	Mar-2026	$291,263,587	$(193,389)
U.S. 5-Year Treasury Notes	682	Mar-2026	74,290,047	(453,910)
U.S. 10-Year Treasury Notes	375	Mar-2026	41,935,547	(377,709)
U.S. Treasury Long Bond Futures	102	Mar-2026	11,742,750	(172,281)
Ultra U.S. Treasury Bond Futures	508	Mar-2026	59,658,250	(580,143)
			$478,890,181	$(1,777,432)

Futures Contracts Short
Ultra 10-Year U.S. Treasury Notes	1,318	Mar-2026	$(150,457,938)	$1,802,483
		Total	$328,432,243	$25,051

(a)	Floating or variable rate security.
(b)	Inverse floating rate security.
(c)	Zero coupon security.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $653,203,295 or 32.1% of net assets.

(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(g)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the Notes to Financial Statements).
(h)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(i)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
(j)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2026, securities noted as such are valued at $16,328,889 or 0.8% of net assets.

(k)
When-issued security. The interest rate shown reflects the rate in effect at January 31, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(l)	Investment in an affiliated fund.
(m)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
AMT	– Alternative Minimum Tax
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$629,406,200	$—	$629,406,200	$—
U.S. Government Bonds and Notes	411,516,215	—	411,516,215	—
Corporate Bonds and Notes*	402,704,552	—	402,704,552	—
Mortgage-Backed Securities	388,369,561	—	388,369,561	—
Asset-Backed Securities	107,832,911	—	107,832,911	—
Foreign Corporate Bonds and Notes*	73,973,166	—	73,973,166	—
Municipal Bonds**	38,131,909	—	38,131,909	—
U.S. Government Agency Securities	3,972,667	—	3,972,667	—
Exchange-Traded Funds*	409,400	409,400	—	—
U.S. Treasury Bills	16,981,344	—	16,981,344	—
Money Market Funds	17,188,715	17,188,715	—	—
Total Investments	2,090,486,640	17,598,115	2,072,888,525	—
Futures Contracts***	1,802,483	1,802,483	—	—
Total	$2,092,289,123	$19,400,598	$2,072,888,525	$—

See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(55,138,061)	$—	$(55,138,061)	$—
Written Options	(2,193,935)	(2,193,935)	—	—
Futures Contracts***	(1,777,432)	(1,777,432)	—	—
Total	$(59,109,428)	$(3,971,367)	$(55,138,061)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for state breakout.
***
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 88.9%
	Commercial Mortgage-Backed Securities — 88.9%
	2023-MIC Trust (The)
$530,000	Series 2023-MIC, Class A (a) (b)	8.44%	12/05/38	$572,956
	Arbor Multifamily Mortgage Securities Trust
390,000	Series 2020-MF1, Class A4 (a)	2.50%	05/15/53	365,507
150,000	Series 2020-MF1, Class AS (a)	3.06%	05/15/53	141,167
390,000	Series 2021-MF2, Class A4 (a)	2.25%	06/15/54	351,215
3,791,000	Series 2021-MF3, Class XB, IO (a) (b)	0.49%	10/15/54	97,573
	BANK
2,865,689	Series 2018-BN10, Class XA, IO (b)	0.68%	02/15/61	32,416
250,248	Series 2018-BN13, Class A4	3.95%	08/15/61	249,243
7,476,558	Series 2019-BN19, Class XA, IO (b)	0.94%	08/15/61	203,463
3,091,044	Series 2019-BN21, Class XA, IO (b)	0.83%	10/17/52	74,294
4,098,175	Series 2019-BN23, Class XA, IO (b)	0.68%	12/15/52	89,619
542,000	Series 2020-BN25, Class A5	2.65%	01/15/63	505,410
325,000	Series 2020-BN26, Class A3	2.16%	03/15/63	301,759
2,389,882	Series 2020-BN26, Class XA, IO (b)	1.19%	03/15/63	85,931
500,170	Series 2020-BN29, Class A4	2.00%	11/15/53	443,188
350,000	Series 2020-BN30, Class A4	1.93%	12/15/53	310,295
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.87%	02/15/54	281,025
318,750	Series 2021-BN33, Class A5	2.56%	05/15/64	289,184
8,572,587	Series 2023-BNK46, Class XA, IO (b)	0.62%	08/15/56	282,904
5,169,714	Series 2025-BNK49, Class XA, IO (b)	0.62%	03/15/58	241,162
	BBCMS Mortgage Trust
400,000	Series 2017-C1, Class A4	3.67%	02/15/50	396,308
543,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	4.60%	03/15/37	519,389
550,000	Series 2020-C8, Class A5	2.04%	10/15/53	494,519
300,000	Series 2022-C16, Class A5	4.60%	06/15/55	297,441
300,000	Series 2022-C18, Class A5	5.71%	12/15/55	316,938
5,793,011	Series 2025-C35, Class XA, IO (b)	0.65%	07/15/58	290,599
	Benchmark Mortgage Trust
329,000	Series 2020-B18, Class A5	1.93%	07/15/53	293,512
500,000	Series 2021-B25, Class A4	2.27%	04/15/54	458,463
425,000	Series 2023-B40, Class ASB	6.25%	12/15/56	461,566
2,442,901	Series 2024-V6, Class XA, IO (b)	1.33%	03/15/57	89,354
	BMO Mortgage Trust
260,000	Series 2023-C5, Class ASB	5.99%	06/15/56	274,544
235,000	Series 2023-C6, Class ASB	6.21%	09/15/56	251,034
250,000	Series 2023-C7, Class A5	6.16%	12/15/56	267,638
300,000	Series 2024-C9, Class ASB	5.77%	07/15/57	318,589
250,000	Series 2025-C11, Class ASB	5.68%	02/15/58	265,358
350,000	Series 2025-C12, Class ASB	5.76%	06/15/58	371,598
3,669,435	Series 2025-C13, Class XA, IO (b)	1.01%	10/15/58	283,507
	BPR Mortgage Trust
250,000	Series 2023-STON, Class A (a)	7.50%	12/05/39	259,349
	BPR Trust
68,084	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (c)	5.55%	06/15/38	68,055
	BSTN Commercial Mortgage Trust
550,000	Series 2025-1C, Class A (a) (b)	5.55%	06/15/44	565,678
See Notes to Financial Statements

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BWAY Trust
$415,000	Series 2025-1535, Class A (a) (b)	6.52%	05/05/42	$428,648
131,000	Series 2025-1535, Class B (a) (b)	7.71%	05/05/42	137,706
	BX Commercial Mortgage Trust
489,000	Series 2020-VIV4, Class A (a)	2.84%	03/09/44	456,633
	BX Trust
600,000	Series 2025-DELC, Class A, 1 Mo. CME Term SOFR + 1.55% (a) (c)	5.23%	12/15/42	604,297
260,000	Series 2025-GW, Class A, 1 Mo. CME Term SOFR + 1.60% (a) (c)	5.28%	07/15/42	261,206
255,000	Series 2025-VOLT, Class A, 1 Mo. CME Term SOFR + 1.70% (a) (c)	5.38%	12/15/44	256,627
	Cali Mortgage Trust
134,000	Series 2024-SUN, Class A, 1 Mo. CME Term SOFR + 1.89% (a) (c)	5.56%	07/15/41	134,444
	Cantor Commercial Real Estate Lending
359,552	Series 2019-CF1, Class A2	3.62%	05/15/52	355,876
	CENT
550,000	Series 2025-CITY, Class A (a) (b)	4.92%	07/10/40	558,409
	CFCRE Commercial Mortgage Trust
7,336,099	Series 2017-C8, Class XA, IO (b)	1.46%	06/15/50	82,647
	CHI Commercial Mortgage Trust
520,000	Series 2025-SFT, Class A (a) (b)	5.66%	04/15/42	534,030
	Citigroup Commercial Mortgage Trust
377,740	Series 2019-GC43, Class AAB	2.96%	11/10/52	369,089
	Credit Suisse Mortgage Trust
650,000	Series 2019-UVIL, Class A (a)	3.16%	12/15/41	617,038
	CSAIL Commercial Mortgage Trust
212,500	Series 2015-C3, Class B (b)	3.88%	08/15/48	202,158
	Deutsche Bank Commercial Mortgage Trust
300,000	Series 2020-C9, Class A5	1.93%	08/15/53	269,796
	GS Mortgage Securities Trust
304,877	Series 2017-GS6, Class A2	3.16%	05/10/50	301,288
8,443,529	Series 2019-GC39, Class XA, IO (b)	1.07%	05/10/52	252,159
300,000	Series 2024-FAIR, Class A (a) (b)	6.07%	07/15/29	309,865
	Hawaii Hotel Trust
257,500	Series 2025-MAUI, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (c)	5.07%	03/15/42	258,145
	Hilton USA Trust
300,000	Series 2016-HHV, Class A (a)	3.72%	11/05/38	298,474
300,000	Series 2025-NVIL, Class A, 1 Mo. CME Term SOFR + 1.74% (a) (c)	5.42%	07/15/42	301,612
	Houston Galleria Mall Trust
280,000	Series 2025-HGLR, Class A (a) (b)	5.46%	02/05/45	291,525
	ILPT Trust
225,000	Series 2019-SURF, Class A (a)	4.15%	02/11/41	222,542
	INT Commercial Mortgage Trust
500,000	Series 2025-PLAZA, Class A (a) (b)	5.04%	11/05/37	505,795
	IRV Trust
100,000	Series 2025-200P, Class A (a) (b)	5.29%	03/14/47	102,887
See Notes to Financial Statements

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	JP Morgan Chase Commercial Mortgage Securities Trust
$425,768	Series 2019-COR5, Class ASB	3.22%	06/13/52	$418,734
7,390,336	Series 2019-COR5, Class XA, IO (b)	1.43%	06/13/52	261,658
500,000	Series 2025-PHNY, Class A, 1 Mo. CME Term SOFR + 1.64% (a) (c)	5.32%	01/15/41	502,116
	JW Trust
260,000	Series 2024-BERY, Class A, 1 Mo. CME Term SOFR + 1.59% (a) (c)	5.27%	11/15/39	260,990
	Manhattan West Mortgage Trust
287,000	Series 2020-1MW, Class A (a)	2.13%	09/10/39	276,990
	Morgan Stanley Capital I Trust
279,038	Series 2018-L1, Class A3	4.14%	10/15/51	279,245
310,015	Series 2019-L2, Class A3	3.81%	03/15/52	305,900
12,228,509	Series 2019-L2, Class XA, IO (b)	1.00%	03/15/52	308,978
	MSWF Commercial Mortgage Trust
5,344,128	Series 2023-1, Class XA, IO (b)	0.86%	05/15/56	259,618
	NRTH Commercial Mortgage Trust
275,000	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (c)	5.07%	10/15/40	276,237
	NY Commercial Mortgage Trust
500,000	Series 2025-299P, Class A (a) (b)	5.66%	02/10/47	528,316
	NYO Commercial Mortgage Trust
375,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	4.89%	11/15/38	375,129
	SFO Commercial Mortgage Trust
319,200	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (c)	4.94%	05/15/38	319,375
	SKY Trust
456,955	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (a) (c)	6.27%	04/15/42	460,162
	SLG Office Trust
323,000	Series 2021-OVA, Class A (a)	2.59%	07/15/41	290,032
	SWCH Commercial Mortgage Trust
555,000	Series 2025-DATA, Class A, 1 Mo. CME Term SOFR + 1.44% (a) (c)	5.12%	02/15/42	551,832
	TEXAS Commercial Mortgage Trust
500,000	Series 2025-TWR, Class A, 1 Mo. CME Term SOFR + 1.29% (a) (c)	4.97%	04/15/42	500,902
	VRTX Trust
500,000	Series 2025-HQ, Class A (a) (b)	4.93%	08/05/42	503,485
	Wells Fargo Commercial Mortgage Trust
375,000	Series 2018-C47, Class A4	4.44%	09/15/61	377,202
76,100	Series 2018-C47, Class AS	4.67%	09/15/61	75,890
4,097,341	Series 2021-C59, Class XA, IO (b)	1.48%	04/15/54	226,245
3,906,610	Series 2021-C60, Class XA, IO (b)	1.49%	08/15/54	230,727
380,000	Series 2022-C62, Class A4	4.00%	04/15/55	364,461
350,000	Series 2025-B33RP, Class A, 1 Mo. CME Term SOFR + 1.35% (a) (c)	5.03%	08/15/42	350,692
See Notes to Financial Statements

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	WHARF Commercial Mortgage Trust
$325,000	Series 2025-DC, Class A (a) (b)	5.53%	07/15/40	$335,253
	Total Mortgage-Backed Securities			28,214,815
	(Cost $27,838,667)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.5%
	Commercial Mortgage-Backed Securities — 5.5%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
160,000	Series 2020-RR05, Class X, IO	2.01%	01/27/29	8,069
1,500,000	Series 2020-RR07, Class AX, IO (d)	2.47%	09/27/28	77,177
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
485,707	Series 2016-KIR1, Class X, IO (b) (e)	1.00%	03/25/26	16
8,693,574	Series 2020-K104, Class X1, IO (b)	1.11%	01/25/30	317,895
1,607,131	Series 2020-K122, Class X1, IO (b)	0.87%	11/25/30	55,332
1,185,880	Series 2025-K546, Class X1, IO (b)	0.89%	05/25/30	40,542
	Government National Mortgage Association
3,532,510	Series 2021-31, Class IO, IO (b)	0.94%	01/16/61	245,699
4,989,782	Series 2024-47, Class AI, IO	0.75%	06/16/64	254,191
3,578,942	Series 2025-21, Class IO, IO (b)	0.95%	04/16/65	251,925
3,250,594	Series 2025-153, Class IO, IO (b)	0.85%	09/16/67	245,248
4,163,739	Series 2025-206, Class IO, IO (b)	0.80%	04/16/64	252,654
				1,748,748
	Pass-Through Securities — 1.0%
	Federal National Mortgage Association
300,000	Pool BZ0874	4.76%	06/01/29	307,218
				307,218
	Total U.S. Government Agency Mortgage-Backed Securities			2,055,966
	(Cost $2,086,659)
U.S. TREASURY BILLS — 2.8%
400,000	U.S. Treasury Bill	(f)	02/10/26	399,683
500,000	U.S. Treasury Bill	(f)	02/17/26	499,248
	Total U.S. Treasury Bills			898,931
	(Cost $898,839)

Shares	Description	Value
MONEY MARKET FUNDS — 3.8%
1,186,093	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (g)	1,186,093
	(Cost $1,186,093)

	Total Investments — 102.0%	32,355,805
	(Cost $32,010,258)
	Net Other Assets and Liabilities — (2.0)%	(621,636)
	Net Assets — 100.0%	$31,734,169
See Notes to Financial Statements

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Futures Contracts at January 31, 2026 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	31	Mar-2026	$6,463,258	$(603)
U.S. 5-Year Treasury Notes	5	Mar-2026	544,649	1,234
U.S. 10-Year Treasury Notes	27	Mar-2026	3,019,359	(27,690)
Ultra 10 Year U.S. Treasury Notes	8	Mar-2026	913,250	(1,125)
		Total	$10,940,516	$(28,184)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $14,752,283 or 46.5% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Floating or variable rate security.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(f)	Zero coupon security.
(g)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$28,214,815	$—	$28,214,815	$—
U.S. Government Agency Mortgage-Backed Securities	2,055,966	—	2,055,966	—
U.S. Treasury Bills	898,931	—	898,931	—
Money Market Funds	1,186,093	1,186,093	—	—
Total Investments	32,355,805	1,186,093	31,169,712	—
Futures Contracts*	1,234	1,234	—	—
Total	$32,357,039	$1,187,327	$31,169,712	$—

See Notes to Financial Statements

First Trust AAA CMBS ETF (CAAA)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts*	$(29,418)	$(29,418)	$—	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 49.2%
	Collateralized Mortgage Obligations — 37.7%
	BRAVO
$255,000	Series 2024-NQM6, Class B1 (a)	7.30%	08/01/64	$261,864
	BRAVO Residential Funding Trust
380,000	Series 2024-NQM5, Class B1 (a)	7.38%	06/25/64	389,942
	COLT Mortgage Loan Trust
340,000	Series 2021-HX1, Class B3A (a) (b)	4.12%	10/25/66	260,479
	Connecticut Avenue Securities Trust
475,000	Series 2021-R02, Class 2B2, 30 Day Average SOFR + 6.20% (a) (c)	9.90%	11/25/41	490,672
480,000	Series 2021-R03, Class 1B2, 30 Day Average SOFR + 5.50% (a) (c)	9.20%	12/25/41	496,079
445,000	Series 2022-R06, Class 1B2, 30 Day Average SOFR + 10.60% (a) (c)	14.30%	05/25/42	495,365
	Credit Suisse Mortgage Trust
1,150,000	Series 2021-NQM7, Class B2 (a) (b)	4.35%	10/25/66	1,004,265
1,225,000	Series 2021-NQM8, Class B1 (a)	4.21%	10/25/66	1,006,117
	Cross Mortgage Trust
450,000	Series 2025-H6, Class B1B (a)	7.59%	07/25/70	453,330
	Deephaven Residential Mortgage Trust
626,000	Series 2021-1, Class B1 (a)	3.10%	05/25/65	578,594
1,535,000	Series 2021-1, Class B2 (a)	3.96%	05/25/65	1,402,934
700,000	Series 2021-2, Class M1 (a)	2.22%	04/25/66	556,426
500,000	Series 2022-1, Class B1 (a)	4.26%	01/25/67	428,998
	Easy Street Mortgage Loan Trust
1,950,000	Series 2025-RTL2, Class A1, steps up to 7.50% on 12/25/2027 (a) (d)	5.61%	10/25/40	1,961,835
	Ellington Financial Mortgage Trust
289,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	280,487
258,000	Series 2024-INV1, Class B2 (a) (b)	7.42%	03/25/69	257,847
984,519	Series 2025-NQM6, Class A3, steps up to 6.40% on 12/01/2029 (a) (d)	5.40%	12/25/70	989,976
1,673,000	Series 2025-RTL1, Class M1 (a)	6.39%	11/25/40	1,682,060
860,000	Series 2025-RTL1, Class M2 (a)	8.33%	11/25/40	869,934
	FARM Mortgage Trust
318,447	Series 2021-1, Class B (a) (b)	3.23%	07/25/51	250,285
515,789	Series 2024-1, Class B (a) (b)	5.08%	10/01/53	458,758
1,129,623	Series 2025-2, Class B (a) (b)	5.70%	09/25/55	987,291
	Fidelis Mortgage Trust
1,260,000	Series 2025-RTL2, Class A1 (a) (d)	5.57%	07/25/40	1,270,286
	Galton Funding Mortgage Trust
119,570	Series 2018-2, Class B2 (a)	4.54%	10/25/58	117,221
	GCAT Trust
980,988	Series 2025-INV5, Class A28, 30 Day Average SOFR + 1.50% (a) (c)	5.20%	12/25/55	989,904
	GS Mortgage-Backed Securities Trust
1,795,000	Series 2020-NQM1, Class B1 (a)	5.14%	09/27/60	1,761,599
1,500,000	Series 2022-LTV1, Class A14 (a)	3.00%	06/25/52	1,106,901
1,089,957	Series 2025-PJ11, Class A27, 30 Day Average SOFR + 1.35% (a) (c)	5.05%	05/25/56	1,097,327
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Homeward Opportunities Fund Trust
$1,000,000	Series 2024-RRTL2, Class M1 (a)	8.16%	09/25/39	$1,004,371
654,000	Series 2024-RRTL2, Class M2 (a) (b)	9.08%	09/25/39	654,544
	JP Morgan Mortgage Trust
294,884	Series 2020-INV1, Class A15 (a)	3.50%	08/25/50	266,534
270,961	Series 2020-INV1, Class B4 (a) (b)	4.17%	08/25/50	247,593
83,373	Series 2020-INV1, Class B5 (a) (b)	4.17%	08/25/50	74,765
300,864	Series 2020-INV1, Class B6Z (a) (e)	7.03%	08/25/50	280,581
1,524,576	Series 2021-12, Class B5 (a) (b)	3.16%	02/25/52	1,251,324
1,000,000	Series 2026-1, Class A11, 30 Day Average SOFR + 1.10% (a) (c)	4.80%	07/25/56	1,002,492
	LHOME Mortgage Trust
445,000	Series 2024-RTL2, Class A2, steps up to 10.40% on 10/25/2026 (a) (d)	8.90%	03/25/29	451,077
255,000	Series 2024-RTL2, Class M, steps up to 13.08% on 10/25/2026 (a) (d)	11.58%	03/25/29	259,126
275,000	Series 2024-RTL3, Class M, steps up to 12.23% on 12/25/2026 (a) (d)	10.73%	05/25/29	278,512
	MFA Trust
1,170,000	Series 2024-RTL3, Class A1, steps up to 6.91% on 04/25/2027 (a) (d)	5.91%	11/25/39	1,183,391
1,000,000	Series 2024-RTL3, Class A2, steps up to 7.53% on 04/25/2027 (a) (d)	6.54%	11/25/39	1,016,932
	Mill City Mortgage Loan Trust
1,025,000	Series 2019-GS2, Class B2 (a) (b)	3.25%	08/25/59	813,830
	Morgan Stanley Residential Mortgage Loan Trust
290,000	Series 2025-SPL1, Class B1, steps up to 5.25% on 09/1/2029 (a) (d)	4.25%	02/25/65	259,227
380,000	Series 2025-SPL1, Class M1, steps up to 5.25% on 09/1/2029 (a) (d)	4.25%	02/25/65	357,285
	New Residential Mortgage Loan Trust
431,673	Series 2014-3A, Class B4 (a) (b)	5.36%	11/25/54	424,515
1,080,000	Series 2019-NQM4, Class B2 (a) (e)	5.10%	09/25/59	1,025,975
930,000	Series 2021-NQ1R, Class B2 (a)	4.33%	07/25/55	838,395
2,000,000	Series 2023-NQM1, Class B2 (a) (b)	7.49%	10/25/63	1,967,931
785,000	Series 2024-NQM1, Class B2 (a) (b)	7.96%	03/25/64	810,679
440,000	Series 2024-NQM3, Class B2 (a) (b)	7.14%	11/25/64	437,288
	NLT Trust
334,000	Series 2021-INV2, Class B1 (a)	3.32%	08/25/56	257,653
	OBX Trust
620,000	Series 2022-NQM2, Class A1B, steps up to 4.38% on 02/01/2026 (a) (d)	3.38%	01/25/62	572,533
	PMT Loan Trust
1,000,000	Series 2026-J1, Class A25, 30 Day Average SOFR + 1.15% (a) (c)	4.85%	01/25/57	1,002,495
1,400,000	Series 2026-INV1, Class A36, 30 Day Average SOFR + 1.30% (a) (c)	5.03%	01/25/57	1,406,787
	PRET LLC
690,718	Series 2025-NPL6, Class A1, steps up to 8.74% on 06/25/2028 (a) (d)	5.74%	06/25/55	693,733
300,000	Series 2025-NPL6, Class A2, steps up to 12.72% on 06/25/29 (a) (d)	8.72%	06/25/55	302,230
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRET LLC (Continued)
$278,494	Series 2025-NPL7, Class A1, steps up to 8.65% on 07/25/2028 (a) (d)	5.66%	07/25/55	$279,780
500,000	Series 2025-NPL9, Class A2, steps up to 11.51% on 08/25/29 (a) (d)	7.51%	08/25/55	504,908
375,000	Series 2025-NPL11, Class A2, steps up to 11.02% on 09/25/2029 (a) (d)	7.02%	10/25/55	375,651
1,100,000	Series 2026-NPL1, Class A2, steps up to 10.53% on 12/25/2029 (a) (d)	6.54%	01/25/56	1,100,101
1,080,000	Series 2026-NPL2, Class A1, steps up to 8.15% on 01/25/2029 (a) (d)	5.07%	02/25/56	1,083,289
	PRKCM Trust
371,000	Series 2023-AFC1, Class M1 (a) (b)	7.40%	02/25/58	370,235
	PRPM LLC
325,000	Series 2024-RPL4, Class M2, steps up to 5.00% on 12/25/2028 (a) (d)	4.00%	12/25/54	296,166
222,924	Series 2025-2, Class A1, steps up to 9.47% on 05/01/2028 (a) (d)	6.47%	05/25/30	223,304
1,000,000	Series 2025-6, Class M1 (a)	10.56%	08/25/28	1,002,657
469,239	Series 2025-7, Class A1, steps up to 8.50% on 08/01/2028 (a) (d)	5.50%	08/25/30	474,687
500,000	Series 2025-8, Class A2, steps up to 10.19% on 10/1/2028 (a) (d)	7.20%	10/25/30	501,225
290,000	Series 2025-RCF4, Class M2, steps up to 5.50% on 08/01/2029 (a) (d)	4.50%	08/25/55	269,280
1,000,000	Series 2025-RCF5, Class A3, steps up to 6.46% on 10/1/2029 (a) (d)	5.46%	10/25/55	1,006,778
600,000	Series 2025-RCF6, Class M1, steps up to 6.50% on 12/01/2029 (a) (d)	5.50%	12/25/55	593,477
350,000	Series 2025-RPL3, Class M1, steps up to 4.25% on 04/1/2028 (a) (d)	3.25%	04/25/55	328,901
	PRPM Trust
990,000	Series 2026-RCF1, Class M2, steps up to 6.50% on 01/01/2030 (a) (d)	5.50%	01/25/56	952,791
	Rate Mortgage Trust
967,625	Series 2025-J3, Class A27, 30 Day Average SOFR + 1.55% (a) (c)	5.25%	11/25/55	976,064
	RCO IX Mortgage LLC
600,382	Series 2025-4, Class A1, steps up to 8.30% on 10/25/2028 (a) (d)	5.31%	10/25/30	602,456
400,000	Series 2025-4, Class A2, steps up to 10.90% on 10/25/2028 (a) (d)	6.90%	10/25/30	402,355
	RCO X Mortgage LLC
470,812	Series 2025-1, Class A1, steps up to 8.88% on 01/25/2028 (a) (d)	5.88%	01/25/30	473,455
	Redwood Funding Trust
489,758	Series 2025-2, Class A (a) (d)	7.11%	10/25/55	495,116
432,166	Series 2025-3, Class A (a)	6.23%	12/27/56	434,472
255,000	Series 2025-3, Class B (a)	7.75%	12/27/56	257,198
	Saluda Grade Alternative Mortgage Trust
325,000	Series 2024-INV1, Class B1 (a) (b)	7.14%	08/25/59	334,502
255,000	Series 2024-RTL4, Class A2, steps up to 8.50% on 07/01/26 (a) (d)	7.50%	02/25/30	255,432
	Saluds Grade Alternative Mortgage Trust
500,000	Series 2025-RRTL1, Class M2 (a)	8.42%	10/25/40	494,449
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	SG Residential Mortgage Trust
$521,000	Series 2019-3, Class B2 (a)	5.66%	09/25/59	$510,220
938,147	Series 2022-1, Class A1 (a)	3.17%	03/27/62	891,896
453,432	Series 2022-2, Class A1, steps up to 6.35% on 07/01/2026 (a) (d)	5.35%	08/25/62	453,754
	Starwood Mortgage Residential Trust
895,000	Series 2020-3, Class B2 (a) (b)	4.75%	04/25/65	791,092
	Toorak Mortgage Trust
750,000	Series 2024-2, Class A2, steps up to 10.15% on 04/25/2027 (a) (d)	8.65%	10/25/31	759,405
300,000	Series 2024-RRTL1, Class A1, steps up to 7.59% on 08/25/2026 (a) (d)	6.60%	02/25/39	301,023
	Towd Point Mortgage Trust
1,250,000	Series 2017-4, Class B4 (a)	3.64%	06/25/57	989,760
	Verus Securitization Trust
375,000	Series 2021-R2, Class B2 (a)	4.26%	02/25/64	298,088
367,000	Series 2021-5, Class B2 (a)	3.94%	09/25/66	286,669
735,000	Series 2022-1, Class B1 (a)	4.01%	01/25/67	591,451
1,000,000	Series 2023-INV1, Class B2 (a) (b)	7.44%	02/25/68	996,149
265,000	Series 2024-2, Class B1 (a)	7.86%	02/25/69	269,656
385,000	Series 2024-3, Class B1 (a)	8.03%	04/25/69	394,441
125,000	Series 2024-5, Class B1 (a)	7.79%	06/25/69	128,493
248,000	Series 2024-6, Class B1 (a) (b)	7.22%	07/25/69	252,329
1,500,000	Series 2024-7, Class B2 (a) (b)	7.81%	09/25/69	1,515,172
510,000	Series 2024-INV2, Class B2 (a) (b)	7.95%	08/26/69	514,372
315,000	Series 2025-1, Class B1 (a)	7.01%	01/25/70	321,593
150,000	Series 2025-INV1, Class B1 (a)	6.95%	02/25/70	151,934
	Visio Trust
330,000	Series 2023-2, Class M1 (a) (b)	7.71%	10/25/58	333,118
	Wells Fargo Mortgage Backed Securities Trust
859,881	Series 2020-1, Class B2 (a) (b)	3.36%	12/25/49	775,415
				66,663,333
	Commercial Mortgage-Backed Securities — 11.5%
	BANK
2,062,493	Series 2019-BN16, Class XA, IO (b)	0.93%	02/15/52	44,125
2,805,105	Series 2019-BN21, Class XA, IO (b)	0.83%	10/17/52	67,421
1,047,926	Series 2019-BN22, Class XA, IO (b)	0.58%	11/15/62	20,244
968,853	Series 2019-BN24, Class XA, IO (b)	0.63%	11/15/62	21,113
478,000	Series 2020-BN25, Class A5	2.65%	01/15/63	445,731
7,500,000	Series 2021-BN31, Class XB, IO (b)	0.87%	02/15/54	281,025
10,004,509	Series 2023-BNK46, Class XA, IO (b)	0.62%	08/15/56	330,159
	BBCMS Mortgage Trust
1,368,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	4.60%	03/15/37	1,308,517
3,298,764	Series 2020-C6, Class XA, IO (b)	1.02%	02/15/53	108,257
1,243,302	Series 2020-C7, Class XA, IO (b)	1.59%	04/15/53	52,854
4,999,047	Series 2024-5C25, Class XA, IO (b)	1.19%	03/15/57	163,716
	Benchmark Mortgage Trust
4,939,160	Series 2019-B13, Class XA, IO (b)	1.08%	08/15/57	151,705
1,302,280	Series 2020-B20, Class XA, IO (b)	1.52%	10/15/53	62,407
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Benchmark Mortgage Trust (Continued)
$4,255,884	Series 2021-B29, Class XA, IO (b)	1.01%	09/15/54	$144,490
4,437,107	Series 2024-V6, Class XA, IO (b)	1.33%	03/15/57	162,295
	BMO Mortgage Trust
9,498,538	Series 2025-C13, Class XA, IO (b)	1.01%	10/15/58	733,874
	BWAY Trust
415,000	Series 2025-1535, Class A (a) (b)	6.52%	05/05/42	428,648
1,000,000	Series 2025-1535, Class B (a) (b)	7.71%	05/05/42	1,051,194
	BX Commercial Mortgage Trust
1,382,973	Series 2019-IMC, Class A, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (c)	4.73%	04/15/34	1,378,044
	BX Trust
600,000	Series 2025-DELC, Class E, 1 Mo. CME Term SOFR + 3.05% (a) (c)	6.73%	12/15/42	606,257
500,000	Series 2025-VOLT, Class A, 1 Mo. CME Term SOFR + 1.70% (a) (c)	5.38%	12/15/44	503,191
	CALI
300,000	Series 2024-SUN, Class D, 1 Mo. CME Term SOFR + 3.63% (a) (c)	7.30%	07/15/41	302,635
	CFCRE Commercial Mortgage Trust
7,336,099	Series 2017-C8, Class XA, IO (b)	1.46%	06/15/50	82,647
	COMM Mortgage Trust
600,000	Series 2024-CBM, Class G (a) (b)	7.93%	12/10/41	546,244
	CSAIL Commercial Mortgage Trust
267,975	Series 2015-C3, Class B (b)	3.88%	08/15/48	254,933
	GS Mortgage Securities Trust
924,178	Series 2020-GC45, Class XA, IO (b)	0.61%	02/13/53	18,236
1,643,879	Series 2020-GC47, Class XA, IO (b)	1.12%	05/12/53	62,938
1,830,000	Series 2024-FAIR, Class E (a) (b)	9.45%	07/15/29	1,845,655
	JP Morgan Chase Commercial Mortgage Securities Trust
4,096,964	Series 2019-COR5, Class XA, IO (b)	1.43%	06/13/52	145,055
1,000,000	Series 2025-PHNY, Class C, 1 Mo. CME Term SOFR + 2.54% (a) (c)	6.22%	01/15/41	1,005,111
	MCR Mortgage Trust
300,000	Series 2024-TWA, Class E (a)	8.73%	06/12/39	304,219
115,000	Series 2024-TWA, Class F (a)	10.38%	06/12/39	117,600
	Morgan Stanley Capital I Trust
1,000,000	Series 2019-L2, Class C (b)	4.97%	03/15/52	885,236
11,218,816	Series 2019-L2, Class XA, IO (b)	1.00%	03/15/52	283,466
5,620,795	Series 2019-L3, Class XA, IO (b)	0.59%	11/15/52	109,825
	NRTH Commercial Mortgage Trust
400,000	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (a) (c)	5.07%	10/15/40	401,800
	NYO Commercial Mortgage Trust
320,000	Series 2021-1290, Class D, 1 Mo. CME Term SOFR + CSA + 2.54% (a) (c)	6.34%	11/15/38	318,232
	SFO Commercial Mortgage Trust
500,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (c)	4.94%	05/15/38	500,274
1,000,000	Series 2021-555, Class D, 1 Mo. CME Term SOFR + CSA + 2.40% (a) (c)	6.19%	05/15/38	997,807
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	SHR Trust
$250,000	Series 2024-LXRY, Class E, 1 Mo. CME Term SOFR + 4.45% (a) (c)	8.13%	10/15/41	$253,166
	SKY Trust
991,943	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (a) (c)	6.27%	04/15/42	998,904
	SWCH Commercial Mortgage Trust
2,000,000	Series 2025-DATA, Class A, 1 Mo. CME Term SOFR + 1.44% (a) (c)	5.12%	02/15/42	1,988,585
	Wells Fargo Commercial Mortgage Trust
3,369,524	Series 2021-C59, Class XA, IO (b)	1.48%	04/15/54	186,057
10,867,653	Series 2021-C60, Class XA, IO (b)	1.49%	08/15/54	641,850
				20,315,742
	Total Mortgage-Backed Securities			86,979,075
	(Cost $86,440,563)
ASSET-BACKED SECURITIES — 26.7%
	AGL CLO 19 Ltd.
415,000	Series 2022-19A, Class ER, 3 Mo. CME Term SOFR + 5.50% (a) (c)	9.17%	07/21/38	421,061
	Apidos CLO XXIX
260,000	Series 2018-29A, Class D2R, 3 Mo. CME Term SOFR + 4.65% (a) (c)	8.32%	07/25/38	261,358
	Carmax Select Receivables Trust
2,350,000	Series 2025-B, Class E (a)	6.89%	09/15/32	2,387,987
	CIFC Funding Ltd.
1,000,000	Series 2018-1A, Class D1R, 3 Mo. CME Term SOFR + 2.80% (a) (c)	6.47%	01/18/38	1,006,386
	CoreVest American Finance Trust
234,006	Series 2021-1, Class A (a)	1.57%	04/15/53	230,977
457,077	Series 2021-2, Class A (a)	1.41%	07/15/54	445,319
	Diameter Capital CLO 4 Ltd.
1,000,000	Series 2022-4A, Class ERR, 3 Mo. CME Term SOFR + 4.55% (a) (c)	8.22%	01/15/39	1,003,891
	Diameter Capital CLO 5 Ltd.
250,000	Series 2023-5A, Class C2R, 3 Mo. CME Term SOFR + 3.60% (a) (c)	7.27%	01/15/39	249,398
500,000	Series 2023-5A, Class DR, 3 Mo. CME Term SOFR + 4.85% (a) (c)	8.52%	01/15/39	505,330
	Exeter Automobile Receivables Trust
994,000	Series 2024-1A, Class E (a)	7.89%	08/15/31	1,041,341
1,154,000	Series 2024-2A, Class E (a)	7.98%	10/15/31	1,219,467
750,000	Series 2025-2A, Class E (a)	7.81%	10/15/32	782,633
1,000,000	Series 2025-3A, Class E (a)	7.52%	12/15/32	1,036,388
1,000,000	Series 2025-5A, Class D	5.16%	03/15/32	1,007,932
	Exeter Select Automobile Receivables Trust
750,000	Series 2025-1, Class D	6.14%	09/15/31	774,308
337,000	Series 2025-1, Class E (a)	8.44%	12/15/32	351,621
350,000	Series 2025-2, Class E (a)	6.87%	02/15/33	343,879
500,000	Series 2025-3, Class C	5.00%	03/15/32	506,120
500,000	Series 2025-3, Class D	5.54%	05/17/32	505,810
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Flagship Credit Auto Trust
$1,300,000	Series 2024-1, Class D (a)	6.30%	04/15/30	$1,300,615
	FNA VI LLC
31,969	Series 2021-1A, Class A (a)	1.35%	01/10/32	30,000
	GLS Auto Receivables Issuer Trust
1,005,000	Series 2024-4A, Class E (a)	7.51%	08/15/31	1,045,114
	GLS Auto Select Receivables Issuer Trust
500,000	Series 2025-4A, Class C (a)	5.14%	12/15/31	503,808
2,700,000	Series 2025-4A, Class D (a)	5.61%	01/18/33	2,734,576
	Gracie Point International Funding LLC
920,000	Series 2025-1A, Class A, 30 Day Average SOFR + 1.50% (a) (c)	5.30%	08/15/28	922,354
1,200,000	Series 2025-1A, Class D, 30 Day Average SOFR + 4.50% (a) (c)	8.30%	08/15/28	1,200,987
	Island Finance Trust
1,000,000	Series 2025-1A, Class A (a)	6.54%	03/19/35	1,013,037
650,000	Series 2025-1A, Class B (a)	7.95%	03/19/35	659,001
300,000	Series 2025-1A, Class C (a)	10.00%	03/19/35	306,127
	Kinetic ABS Issuer LLC
3,500,000	Series 2026-1A, Class C (a)	7.65%	02/25/56	3,571,094
	LMRK Issuer Co. 2 LLC
1,000,000	Series 2025-1A, Class A (a)	5.52%	09/15/55	1,010,952
500,000	Series 2025-1A, Class C (a)	8.12%	09/15/55	511,593
	Luxury Lease Partners Auto Lease Trust
922,588	Series 2025-A, Class A (a)	5.51%	03/15/32	924,526
	Madison Park Funding LXI Ltd.
1,000,000	Series 2023-61A, Class ER, 3 Mo. CME Term SOFR + 6.10% (a) (c)	9.74%	01/20/39	1,012,997
	Magnetite XLVII Ltd.
1,000,000	Series 2024-47A, Class F, 3 Mo. CME Term SOFR + 7.22% (a) (c)	10.89%	01/25/38	979,967
	Magnetite XXIII Ltd.
1,000,000	Series 2019-23A, Class ER2, 3 Mo. CME Term SOFR + 4.60% (a) (c) (f)	0.00%	01/25/35	1,002,500
	Magnetite XXVII Ltd.
260,000	Series 2020-27A, Class FRR, 3 Mo. CME Term SOFR + 6.84% (a) (c)	10.51%	10/20/38	252,452
	Neuberger Berman Loan Advisers CLO 39 Ltd.
250,000	Series 2020-39A, Class ER, 3 Mo. CME Term SOFR + 7.20% (a) (c)	10.87%	04/20/38	252,612
	Pagaya AI Debt Grantor Trust
176,001	Series 2024-8, Class D (a)	6.53%	01/15/32	177,166
217,028	Series 2024-10, Class E (a)	10.41%	06/15/32	223,668
399,985	Series 2025-5, Class C (a)	5.64%	03/15/33	401,674
1,500,000	Series 2025-7, Class E (a)	8.89%	05/15/33	1,504,542
2,000,000	Series 2026-1, Class E (a) (f) (g)	9.23%	09/15/33	2,000,000
	Pagaya AI Debt Trust
104,685	Series 2024-2, Class C (a)	7.57%	08/15/31	105,024
89,349	Series 2024-3, Class D (a)	9.00%	10/15/31	89,691
	Research-Driven Pagaya Motor Asset Trust
1,186,337	Series 2025-1A, Class A (a)	5.04%	06/27/33	1,192,315
275,000	Series 2025-3A, Class A2 (a)	5.15%	02/27/34	277,316
	Research-Driven Pagaya Motor Trust
250,000	Series 2025-5A, Class C (a)	5.47%	06/26/34	251,674
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Research-Driven Pagaya Motor Trust (Continued)
$250,000	Series 2025-5A, Class D (a)	6.01%	06/26/34	$250,836
750,000	Series 2025-5A, Class E (a)	9.22%	06/26/34	760,122
725,000	Series 2025-6A, Class C (a)	5.53%	08/25/34	725,660
	Rockland Park CLO Ltd.
260,000	Series 2021-1A, Class FR, 3 Mo. CME Term SOFR + 7.82% (a) (c)	11.49%	07/20/38	252,075
	Saluda Grade Alternative Mortgage Trust
484,514	Series 2025-NPL1, Class A1, steps up to 10.12% on 12/01/27 (a) (d)	7.12%	01/25/30	488,242
	Silver Point CLO 11 Ltd.
275,000	Series 2025-11A, Class F, 3 Mo. CME Term SOFR + 6.93% (a) (c)	10.60%	07/15/38	267,235
	Sixth Street CLO XVIII Ltd.
400,000	Series 2021-18A, Class FR, 3 Mo. CME Term SOFR + 8.02% (a) (c)	11.69%	10/17/38	390,913
	Vertical Bridge CC LLC
2,000,000	Series 2025-1A, Class B (a)	5.60%	08/16/55	2,003,270
550,000	Series 2025-1A, Class C (a)	7.45%	08/16/55	563,023
	Whitebox CLO II Ltd.
500,000	Series 2020-2A, Class E1R2, 3 Mo. CME Term SOFR + 5.75% (a) (c)	9.42%	10/24/37	503,692
	Whitebox CLO V Ltd.
500,000	Series 2025-5A, Class D2, 3 Mo. CME Term SOFR + 4.10% (a) (c)	7.77%	07/20/38	502,638
1,000,000	Series 2025-5A, Class E, 3 Mo. CME Term SOFR + 5.25% (a) (c)	8.92%	07/20/38	1,004,265
	Total Asset-Backed Securities			47,250,559
	(Cost $46,972,693)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.4%
	Collateralized Mortgage Obligations — 12.0%
	Federal Home Loan Mortgage Corporation
1,295,791	Series 2022-5266, Class FA, 30 Day Average SOFR + 0.82% (c)	4.52%	09/25/52	1,292,427
2,016,890	Series 2023-5325, Class SA, (30 Day Average SOFR) ×-2+ 11.40% (h)	4.01%	11/25/52	1,871,363
749,040	Series 2024-5435, Class BS, (30 Day Average SOFR) ×-2+ 11.93% (h)	4.53%	07/25/54	692,752
308,851	Series 2024-5460, Class FN, 30 Day Average SOFR + 1.10% (c)	4.80%	10/25/54	310,644
1,334,179	Series 2025-5502, Class FD, 30 Day Average SOFR + 1.60% (c)	5.30%	02/25/55	1,354,077
1,441,080	Series 2025-5508, Class FE, 30 Day Average SOFR + 1.60% (c)	5.30%	02/25/55	1,462,814
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
1,187,665	Series 2017-4, Class M (a)	4.75%	06/25/57	1,181,162
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
1,850,000	Series 2021-HQA1, Class B2, 30 Day Average SOFR + 5.00% (a) (c)	8.70%	08/25/33	2,189,535
1,000,000	Series 2022-HQA1, Class B2, 30 Day Average SOFR + 11.00% (a) (c)	14.70%	03/25/42	1,101,254
500,000	Series 2024-DNA2, Class M2, 30 Day Average SOFR + 1.70% (a) (c)	5.40%	05/25/44	503,079
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation STACR REMIC Trust (Continued)
$1,057,000	Series 2025-DNA2, Class A1, 30 Day Average SOFR + 1.10% (a) (c)	4.80%	05/25/45	$1,059,891
600,000	Series 2025-DNA4, Class M2, 30 Day Average SOFR + 1.55% (a) (c)	5.25%	10/25/45	602,729
	Federal National Mortgage Association
80,787	Series 2016-63, Class AF, 30 Day Average SOFR + CSA + 0.50% (c)	4.31%	09/25/46	79,839
945,497	Series 2023-51, PO	(i)	11/25/53	815,448
1,127,259	Series 2023-54, Class PO, PO	(i)	11/25/53	987,634
916,185	Series 2025-6, Class LF, 30 Day Average SOFR + 1.80% (c)	5.50%	02/25/55	929,662
971,013	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (c)	4.50%	06/25/55	971,044
	Government National Mortgage Association
1,304,745	Series 2024-79, Class VB, (30 Day Average SOFR) ×-1.50+ 10.95% (h)	5.40%	05/20/54	1,262,427
842,426	Series 2025-4, Class FY, 30 Day Average SOFR + 1.60% (c)	5.30%	01/20/55	853,640
751,216	Series 2025-100, Class JS, (30 Day Average SOFR) ×-2.75+ 15.95% (h)	5.77%	06/20/55	728,353
1,206,491	Series 2025-164, Class PO	(i)	08/20/54	963,077
				21,212,851
	Commercial Mortgage-Backed Securities — 5.2%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
1,500,000	Series 2020-RR07, Class AX, IO (e)	2.47%	09/27/28	77,177
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
49,076,687	Series 2021-K124, Class X1, IO (b)	0.71%	12/25/30	1,434,286
940,000	Series 2024-K755, Class X3, IO (b)	5.64%	02/25/31	224,639
	Government National Mortgage Association
22,164,347	Series 2021-31, Class IO, IO (b)	0.94%	01/16/61	1,541,612
1,892,043	Series 2024-32, IO (b)	0.70%	06/16/63	98,214
27,615,208	Series 2024-47, Class AI, IO	0.75%	06/16/64	1,406,779
21,052,712	Series 2025-21, Class IO, IO (b)	0.95%	04/16/65	1,481,917
15,936,690	Series 2025-153, Class IO, IO (b)	0.85%	09/16/67	1,202,379
26,805,184	Series 2025-206, Class IO, IO (b)	0.80%	04/16/64	1,626,531
				9,093,534
	Pass-Through Securities — 1.2%
	Federal National Mortgage Association
743,223	Pool MA4271	1.50%	02/01/51	560,908
136,000	Pool TBA	3.00%	03/15/56	120,458
134,000	Pool TBA	3.50%	03/15/56	123,807
67,000	Pool TBA (j)	4.00%	03/15/56	63,926
750,000	Pool TBA	5.50%	03/15/56	759,583
11,000	Pool TBA	3.00%	04/15/56	9,740
186,000	Pool TBA	3.50%	04/15/56	171,612
	Government National Mortgage Association
309,000	Pool TBA	5.50%	04/15/56	311,711
				2,121,745
	Total U.S. Government Agency Mortgage-Backed Securities			32,428,130
	(Cost $32,479,375)
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 6.8%
$1,000,000	U.S. Treasury Bill	(i)	02/03/26	$999,901
1,000,000	U.S. Treasury Bill	(i)	02/05/26	999,701
3,000,000	U.S. Treasury Bill	(i)	02/10/26	2,997,620
1,000,000	U.S. Treasury Bill	(i)	02/12/26	999,003
3,000,000	U.S. Treasury Bill	(i)	02/17/26	2,995,487
3,000,000	U.S. Treasury Bill	(i)	02/19/26	2,994,906
	Total U.S. Treasury Bills			11,986,618
	(Cost $11,985,173)

Shares	Description	Value
MONEY MARKET FUNDS — 2.4%
4,166,796	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (k)	4,166,796
	(Cost $4,166,796)
	Total Investments — 103.5%	182,811,178
	(Cost $182,044,600)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
1	3 Month SOFR Futures	$242,063	$96.75	12/11/26	612
4	U.S. 5-Year Treasury Note Futures	435,719	109.00	02/20/26	969
2	U.S. 5-Year Treasury Note Futures	217,859	109.25	02/20/26	312
2	U.S. 5-Year Treasury Note Futures	217,859	109.75	02/20/26	141
2	U.S. 10-Year Treasury Note Futures	223,656	112.50	02/20/26	375
	Total Call Options Purchased				2,409
	(Cost $11,570)
	Put Options Purchased — 0.0%
4	U.S. 5-Year Treasury Note Futures	435,719	109.00	02/20/26	1,250
2	U.S. 5-Year Treasury Note Futures	217,859	109.25	02/20/26	953
2	U.S. 5-Year Treasury Note Futures	217,859	109.75	02/20/26	1,781
2	U.S. 10-Year Treasury Note Futures	223,656	112.50	02/20/26	1,719
14	U.S. Treasury Long Bond Futures	1,611,750	105.00	02/20/26	219
	Total Put Options Purchased				5,922
	(Cost $15,016)
	Total Purchased Options				8,331
	(Cost $26,586)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (2.6)%
	Pass-Through Securities — (2.6)%
	Federal National Mortgage Association
$(1,473,000)	Pool TBA (j)	4.00%	04/15/56	(1,404,254)
(1,865,000)	Pool TBA (j)	4.50%	04/15/56	(1,822,978)
(1,328,000)	Pool TBA (j)	5.00%	04/15/56	(1,324,625)
	Total Investments Sold Short — (2.6)%			(4,551,857)
	(Proceeds $4,553,818)

See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(2)	3 Month SOFR Futures	$(484,125)	$97.50	12/11/26	$(325)
(4)	U.S. 2-Year Treasury Note Futures	(834,563)	104.75	05/22/26	(1,000)
(16)	U.S. 5-Year Treasury Note Futures	(1,742,125)	110.00	05/22/26	(5,000)
(19)	U.S. 10-Year Treasury Note Futures	(2,124,734)	115.50	02/20/26	(594)
(2)	U.S. 10-Year Treasury Note Futures	(223,313)	115.00	05/22/26	(469)
(18)	U.S. Treasury Long Bond Futures	(2,072,250)	121.00	02/20/26	(1,125)
(1)	U.S. Treasury Long Bond Futures	(114,656)	121.00	05/22/26	(609)
(21)	U.S. Treasury Long Bond Futures	(2,407,781)	122.00	05/22/26	(10,172)
(13)	U.S. Treasury Long Bond Futures	(1,490,531)	123.00	05/22/26	(5,078)
	Total Call Options Written				(24,372)
	(Premiums received $50,711)
	Put Options Written — (0.0)%
(4)	U.S. 5-Year Treasury Note Futures	(435,531)	108.00	05/22/26	(1,344)
(5)	U.S. 5-Year Treasury Note Futures	(544,414)	108.25	05/22/26	(2,070)
(6)	U.S. 5-Year Treasury Note Futures	(653,297)	109.00	05/22/26	(4,500)
(26)	U.S. 10-Year Treasury Note Futures	(2,907,531)	110.50	02/20/26	(1,625)
(4)	U.S. 10-Year Treasury Note Futures	(446,625)	110.50	05/22/26	(2,438)
(5)	U.S. 10-Year Treasury Note Futures	(558,281)	111.00	05/22/26	(3,906)
(19)	U.S. Treasury Long Bond Futures	(2,187,375)	112.00	02/20/26	(2,672)
(1)	U.S. Treasury Long Bond Futures	(114,656)	109.00	05/22/26	(766)
(4)	U.S. Treasury Long Bond Futures	(458,625)	110.00	05/22/26	(3,812)
(13)	U.S. Treasury Long Bond Futures	(1,490,531)	111.00	05/22/26	(15,234)
(13)	U.S. Treasury Long Bond Futures	(1,490,531)	112.00	05/22/26	(18,891)
(6)	U.S. Treasury Long Bond Futures	(685,125)	110.00	08/21/26	(10,031)
(1)	Ultra U.S. Treasury Long Bond Futures	(117,438)	112.00	02/20/26	(125)
(1)	Ultra U.S. Treasury Long Bond Futures	(117,438)	114.00	02/20/26	(297)
	Total Put Options Written				(67,711)
	(Premiums received $93,721)
	Total Written Options				(92,083)
	(Premiums received $144,432)
	Net Other Assets and Liabilities — (0.9)%				(1,566,195)
	Net Assets — 100.0%				$176,609,374
Futures Contracts at January 31, 2026 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	54	Mar-2026	$11,258,578	$5,133
U.S. 5-Year Treasury Notes	213	Mar-2026	23,202,024	(66,134)
U.S. 10-Year Treasury Notes	123	Mar-2026	13,754,859	(109,655)
Ultra U.S. Treasury Bond Futures	3	Mar-2026	352,312	(313)
			$48,567,773	$(170,969)

Futures Contracts Short
U.S. Treasury Long-Term Bond Futures	69	Mar-2026	$(7,943,625)	$105,604
Ultra 10-Year U.S. Treasury Notes	5	Mar-2026	(570,781)	1,625
			$(8,514,406)	$107,229
		Total	$40,053,367	$(63,740)

See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $132,613,455 or 75.1% of net assets.

(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Floating or variable rate security.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)
When-issued security. The interest rate shown reflects the rate in effect at January 31, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(g)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2026, securities noted as such are valued at $2,000,000 or 1.1% of net assets.

(h)	Inverse floating rate security.
(i)	Zero coupon security.
(j)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls and TBA Transactions in the Notes to Financial Statements).
(k)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$86,979,075	$—	$86,979,075	$—
Asset-Backed Securities	47,250,559	—	47,250,559	—
U.S. Government Agency Mortgage-Backed Securities	32,428,130	—	32,428,130	—
U.S. Treasury Bills	11,986,618	—	11,986,618	—
Money Market Funds	4,166,796	4,166,796	—	—
Total Investments	182,811,178	4,166,796	178,644,382	—
Purchased Options	8,331	8,331	—	—
Futures Contracts*	112,362	112,362	—	—
Total	$182,931,871	$4,287,489	$178,644,382	$—

See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(4,551,857)	$—	$(4,551,857)	$—
Written Options	(92,083)	(92,083)	—	—
Futures Contracts*	(176,102)	(176,102)	—	—
Total	$(4,820,042)	$(268,185)	$(4,551,857)	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund IV
Statements of Assets and Liabilities
January 31, 2026 (Unaudited)

	First Trust Core Investment Grade ETF (FTCB)	First Trust AAA CMBS ETF (CAAA)	First Trust Structured Credit Income Opportunities ETF (SCIO)
ASSETS:
Investments, at value - Unaffiliated	$2,090,077,240	$32,355,805	$182,811,178
Investments, at value - Affiliated	409,400	—	—
Total investments, at value	2,090,486,640	32,355,805	182,811,178
Options contracts purchased, at value	—	—	8,331
Cash	2,414,384	—	—
Cash segregated as collateral	—	113,713	629,558
Receivables:
Investment securities sold	205,522,728	—	20,227,686
Interest	12,926,322	197,592	681,850
Capital shares sold	4,233,298	—	—
Variation margin	178,492	742	37,866
Dividends	41,811	2,218	11,910
Total Assets	2,315,803,675	32,670,070	204,408,379

LIABILITIES:
Investments sold short, at value	55,138,061	—	4,551,857
Options contracts written, at value	2,193,935	—	92,083
Due to broker	6,956	—	—
Payables:
Investment securities purchased	221,516,112	928,844	23,010,576
Investment advisory fees	889,915	7,057	83,184
Capital shares redeemed	—	—	37,177
Other liabilities	—	—	24,128
Total Liabilities	279,744,979	935,901	27,799,005
NET ASSETS	$2,036,058,696	$31,734,169	$176,609,374

NET ASSETS consist of:
Paid-in capital	$2,015,664,091	$31,476,683	$176,017,148
Par value	962,500	15,500	85,000
Accumulated distributable earnings (loss)	19,432,105	241,986	507,226
NET ASSETS	$2,036,058,696	$31,734,169	$176,609,374
NET ASSET VALUE, per share	$21.15	$20.47	$20.78
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	96,250,002	1,550,002	8,500,002
Investments, at cost - Unaffiliated	$2,070,416,808	$32,010,258	$182,044,600
Investments, at cost - Affiliated	$407,187	$—	$—
Total investments, at cost	$2,070,823,995	$32,010,258	$182,044,600
Premiums paid on options contracts purchased	$—	$—	$26,586
Investments sold short, proceeds	$55,129,359	$—	$4,553,818
Premiums received on options contracts written	$3,709,443	$—	$144,432
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Operations
For the Six Months Ended January 31, 2026 (Unaudited)

	First Trust Core Investment Grade ETF (FTCB)	First Trust AAA CMBS ETF (CAAA)	First Trust Structured Credit Income Opportunities ETF (SCIO)
INVESTMENT INCOME:
Interest	$38,111,213	$522,567	$2,375,582
Dividends - Unaffiliated	493,888	18,815	92,876
Dividends - Affiliated	11,560	—	—
Total investment income	38,616,661	541,382	2,468,458

EXPENSES:
Investment advisory fees	4,375,567	56,895	344,135
Other expenses	81,478	1,220	769
Total expenses	4,457,045	58,115	344,904
Less fees waived by the investment advisor	—	(3,894)	(19,289)
Net expenses	4,457,045	54,221	325,615
NET INVESTMENT INCOME (LOSS)	34,159,616	487,161	2,142,843

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	6,298,540	64,394	(66,842)
Investments sold short	(308,231)	—	(26,165)
Purchased options contracts	(114,354)	—	(16,213)
Written options contracts	3,238,248	—	6,832
Futures contracts	1,737,697	29,592	20,820
Net realized gain (loss)	10,851,900	93,986	(81,568)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	12,086,664	215,816	595,625
Investments - Affiliated	2,700	—	—
Investments sold short	(20,330)	—	1,961
Purchased options contracts	384	—	(16,779)
Written options contracts	595,247	—	52,349
Futures contracts	(132,652)	(26,118)	(35,157)
Net change in unrealized appreciation (depreciation)	12,532,013	189,698	597,999
NET REALIZED AND UNREALIZED GAIN (LOSS)	23,383,913	283,684	516,431
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,543,529	$770,845	$2,659,274
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Statements of Changes in Net Assets

	First Trust Core Investment Grade ETF (FTCB)		First Trust AAA CMBS ETF (CAAA)
	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025
OPERATIONS:
Net investment income (loss)	$34,159,616	$23,173,334	$487,161	$760,361
Net realized gain (loss)	10,851,900	21,821	93,986	142,294
Net change in unrealized appreciation (depreciation)	12,532,013	7,928,282	189,698	(89,064)
Net increase (decrease) in net assets resulting from operations	57,543,529	31,123,437	770,845	813,591

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(45,979,706)	(24,184,002)	(718,901)	(874,253)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	751,328,254	1,241,959,124	13,395,966	8,159,133
Cost of shares redeemed	—	—	—	(5,073,018)
Net increase (decrease) in net assets resulting from shareholder transactions	751,328,254	1,241,959,124	13,395,966	3,086,115
Total increase (decrease) in net assets	762,892,077	1,248,898,559	13,447,910	3,025,453

NET ASSETS:
Beginning of period	1,273,166,619	24,268,060	18,286,259	15,260,806
End of period	$2,036,058,696	$1,273,166,619	$31,734,169	$18,286,259

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	60,950,002	1,150,002	900,002	750,002
Shares sold	35,300,000	59,800,000	650,000	400,000
Shares redeemed	—	—	—	(250,000)
Shares outstanding, end of period	96,250,002	60,950,002	1,550,002	900,002
See Notes to Financial Statements

First Trust Structured Credit Income Opportunities ETF (SCIO)
Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025

$2,142,843	$1,046,998
(81,568)	176,033
597,999	(81,498)
2,659,274	1,141,533

(2,452,751)	(1,128,103)

150,718,805	16,469,221
—	(6,108,418)
150,718,805	10,360,803
150,925,328	10,374,233

25,684,046	15,309,813
$176,609,374	$25,684,046

1,250,002	750,002
7,250,000	800,000
—	(300,000)
8,500,002	1,250,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights
For a share outstanding throughout each period
First Trust Core Investment Grade ETF (FTCB)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Period Ended 7/31/2024 (a)

Net asset value, beginning of period	$20.89	$21.10	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.46	0.93	0.67
Net realized and unrealized gain (loss)	0.40	(0.08) (c)	1.07 (d)
Total from investment operations	0.86	0.85	1.74
Distributions paid to shareholders from:
Net investment income	(0.52)	(1.01)	(0.64)
Net realized gain	(0.08)	(0.05)	—
Total distributions	(0.60)	(1.06)	(0.64)
Net asset value, end of period	$21.15	$20.89	$21.10
Total return (e)	4.14%	4.13%	8.77% (d)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,036,059	$1,273,167	$24,268
Ratio of total expenses to average net assets	0.56% (f) (g) (h)	0.55% (g)	0.56% (f) (i)
Ratio of net investment income (loss) to average net assets	4.29% (f) (g)	4.52% (g)	4.46% (f)
Portfolio turnover rate (j)	64%	183%	212%

(a)	Inception date is November 7, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
The Fund received a reimbursement from the advisor in the amount of $195, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)	Annualized.
(g)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(h)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.55%.
(i)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.55%.
(j)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust AAA CMBS ETF (CAAA)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Period Ended 7/31/2024 (a)

Net asset value, beginning of period	$20.32	$20.35	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.40	1.06	0.36
Net realized and unrealized gain (loss)	0.33	0.15	0.32
Total from investment operations	0.73	1.21	0.68
Distributions paid to shareholders from:
Net investment income	(0.53)	(1.24)	(0.33)
Net realized gain	(0.05)	—	—
Total distributions	(0.58)	(1.24)	(0.33)
Net asset value, end of period	$20.47	$20.32	$20.35
Total return (c)	3.61%	6.08%	3.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$31,734	$18,286	$15,261
Ratio of total expenses to average net assets	0.46% (d) (e) (f)	0.55% (e) (g)	0.55% (d)
Ratio of net expenses to average net assets	0.43% (d) (e) (f)	0.55% (e) (g)	0.55% (d)
Ratio of net investment income (loss) to average net assets	3.85% (d) (e)	5.21% (e)	4.28% (d)
Portfolio turnover rate (h)	10%	92%	97%

(a)	Inception date is February 27, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)	Annualized.
(e)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.45% and 0.42%, respectively.
(g)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.54%.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund IV
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Structured Credit Income Opportunities ETF (SCIO)

	Six Months Ended 1/31/2026 (Unaudited)	Year Ended 7/31/2025	Period Ended 7/31/2024 (a)

Net asset value, beginning of period	$20.55	$20.41	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.54	1.54	0.45
Net realized and unrealized gain (loss)	0.32	0.20	0.36
Total from investment operations	0.86	1.74	0.81
Distributions paid to shareholders from:
Net investment income	(0.63)	(1.58)	(0.40)
Net realized gain	—	(0.02)	—
Total distributions	(0.63)	(1.60)	(0.40)
Net asset value, end of period	$20.78	$20.55	$20.41
Total return (c)	4.20%	8.85%	4.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$176,609	$25,684	$15,310
Ratio of total expenses to average net assets	0.85% (d) (e)	0.94% (e)	0.95% (d)
Ratio of net expenses to average net assets	0.80% (d) (e)	0.94% (e)	0.95% (d)
Ratio of net investment income (loss) to average net assets	5.29% (d) (e)	7.55% (e)	5.27% (d)
Portfolio turnover rate (f)	22%	100%	116%

(a)	Inception date is February 27, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)	Annualized.
(e)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund IV
January 31, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust Core Investment Grade ETF – (ticker “FTCB”)
First Trust AAA CMBS ETF – (ticker “CAAA”)
First Trust Structured Credit Income Opportunities ETF – (ticker “SCIO”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”). FTCB and CAAA’s investment objective seeks to maximize long-term total return. SCIO’s investment objective seeks to maximize long-term income.
Under normal market conditions, FTCB seeks to invest 100% of its Investment Portfolio in investment grade securities. Investment grade securities are those securities that are, at the time of purchase, rated as investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. The Fund’s Investment Portfolio includes only investment grade securities purchased by the Fund’s portfolio managers (the “Investment Portfolio”) and does not include uninvested cash or any other Fund asset unconnected to the Fund’s intended portfolio, including, but not limited to, accounts receivable or assets received as part of an issuer workout.
Under normal market conditions, CAAA will invest at least 80% of its net assets (plus any borrowings for investment purposes) in commercial mortgage-backed securities with a ‘AAA’ rating (or equivalent) at the time of purchase, as determined by at least one NRSRO or, if unrated, as determined by the Fund’s investment advisor to be of comparable credit quality at the time of purchase.
Under normal market conditions, SCIO will invest at least 80% of its net assets (plus any borrowings for investment purposes) in structured credit investments.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2026 (Unaudited)
Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2026 (Unaudited)
impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
14)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The Funds invest in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2026 (Unaudited)
receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2026, FTCB and SCIO held $7,503,144 and $3,002,500, respectively, of when-issued or delayed-delivery securities. At January 31, 2026, FTCB held $16,190,969 of forward purchase commitments and $40,425,970 of forward purchase commitments sold short. At January 31, 2026, SCIO held $1,673,544 of forward purchase commitments sold short.
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in a Fund’s portfolio. When a Fund engages in a short sale, a Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows a Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. A Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by a Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of a Fund’s portfolio. A Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund.
D. Futures Contracts
Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against or gain exposure to changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Options Contracts
Each Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts, exchange-listed U.S. Treasury futures contracts and exchange-listed options on secured overnight financing rate futures contracts. FTCB and SCIO use derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.
Each Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2026 (Unaudited)
a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When a Fund purchases an option, the premium paid represents the cost of the option, which is included in “Options contracts purchased, at value” on the Statements of Assets and Liabilities. When a Fund writes (sells) an option, an amount equal to the premium received by a Fund is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
FTCB and SCIO use options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which a Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge a Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in a Fund’s holdings of securities. If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by a Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire. Realized gains and losses on written options are included in “Net realized gain (loss) on written options contracts” on the Statements of Operations. Realized gains and losses on purchased options are included in “Net realized gain (loss) on purchased options contracts” on the Statements of Operations.
A Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by a Fund. A Fund will pledge in a segregated account at a Fund’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.
The risks associated with the use of options on future contracts include the risk that a Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund’s successful use of options on futures contracts depends on the Advisor’s ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund’s Portfolio of Investments.
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2026 (Unaudited)
H. Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.
I. Mortgage Dollar Rolls and TBA Transactions
Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds’ investment advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund. Each Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
J. Affiliated Transactions
FTCB invests in securities of affiliated funds. FTCB investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds at January 31, 2026, and for the six months then ended are as follows:

Security Name	Shares at 1/31/2026	Value at 7/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2026	Dividend Income
First Trust AAA CMBS ETF	20,000	$406,700	$—	$—	$2,700	$—	$409,400	$11,560
K. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2026 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Core Investment Grade ETF	$23,758,132	$425,870	$—
First Trust AAA CMBS ETF	874,253	—	—
First Trust Structured Credit Income Opportunities ETF	1,128,103	—	—
As of July 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Core Investment Grade ETF	$—	$765,696	$7,102,586
First Trust AAA CMBS ETF	24,832	—	165,210
First Trust Structured Credit Income Opportunities ETF	44,963	—	255,740
L. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2024 and taxable year ended 2025 remain open to federal and state audit. As of January 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2025, the Funds had no capital loss carryforwards available for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2025, the Funds had no net late year ordinary or capital losses.
As of January 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Core Investment Grade ETF	$2,011,985,193	$28,393,897	$(7,199,395)	$21,194,502
First Trust AAA CMBS ETF	32,010,258	475,751	(158,388)	317,363
First Trust Structured Credit Income Opportunities ETF	177,372,936	1,437,696	(698,803)	738,893
M. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2026 (Unaudited)
N. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	FTCB	CAAA	SCIO
Fund net assets up to and including $2.5 billion	0.55000%	0.45000%	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%	0.43875%	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%	0.42750%	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%	0.41625%	0.78625%
Fund net assets greater than $10 billion	0.49500%	0.40500%	0.76500%
Effective January 1, 2026 for each of CAAA and SCIO, the Advisor has agreed to waive management fees of 0.16% of average daily net assets. During any period in which such waiver is in effect, each such Fund will not be eligible for any breakpoint discounts. During the six months ended January 31, 2026, the Advisor waived fees of $3,894 and $19,289 for CAAA and SCIO, respectively.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2026 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended January 31, 2026, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities for each Fund, excluding short-term investments, investments sold short and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Core Investment Grade ETF
U.S. Government securities	$905,957,568	$563,788,906
Non-U.S. Government securities	571,752,082	160,002,353
First Trust AAA CMBS ETF
U.S. Government securities	2,637,809	680,629
Non-U.S. Government securities	12,834,119	1,825,895
First Trust Structured Credit Income Opportunities ETF
U.S. Government securities	26,191,074	5,307,637
Non-U.S. Government securities	128,721,179	8,252,504
For FTCB, the cost of purchases to cover short sales and the proceeds from short sales were $259,875,983 and $293,733,213, respectively.
For SCIO, the cost of purchases to cover short sales and the proceeds from short sales were $2,093,931 and $3,937,801, respectively.
For the six months ended January 31, 2026, the Funds had no in-kind transactions.
5. Borrowings
The Trust, on behalf of SCIO, along with First Trust Exchange-Traded Fund III, First Trust Series Fund and First Trust Variable Insurance Trust, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. The commitment fee and agency fee are allocated amongst the funds that have access to the credit line pursuant to procedures approved by the Board of Trustees. To the extent that SCIO accesses the credit line, there would also be an interest fee charged. SCIO did not draw on the credit line during the six months ended January 31, 2026.
6. Derivative Transactions
The following table presents the types of derivatives held by each Fund at January 31, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FTCB
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$2,193,935
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	1,802,483	Unrealized depreciation on futures contracts*	1,777,432
CAAA
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	1,234	Unrealized depreciation on futures contracts*	29,418

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2026 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
SCIO
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$8,331	Options contracts written, at value	$92,083
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	112,362	Unrealized depreciation on futures contracts*	176,102

*
Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended January 31, 2026, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FTCB	CAAA	SCIO
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(114,354)	$—	$(16,213)
Written options contracts	3,238,248	—	6,832
Futures contracts	1,737,697	29,592	20,820
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	384	—	(16,779)
Written options contracts	595,247	—	52,349
Futures contracts	(132,652)	(26,118)	(35,157)
FTCB
The average notional value of futures contracts outstanding during the six months ended January 31, 2026, which is indicative of the volume of this derivative type, was $546,216,051.
During the six months ended January 31, 2026, the premiums for purchased options contracts opened were $86,360 and the premiums for purchased options contracts closed, exercised and expired were $114,353.
During the six months ended January 31, 2026, the premiums for written options contracts opened were $4,558,381 and the premiums for written options contracts closed, exercised and expired were $3,565,376.
CAAA
The average notional value of futures contracts outstanding during the six months ended January 31, 2026, which is indicative of the volume of this derivative type, was $8,108,922.
SCIO
The average notional value of futures contracts outstanding during the six months ended January 31, 2026, which is indicative of the volume of this derivative type, was $36,749,159.
During the six months ended January 31, 2026, the premiums for purchased options contracts opened were $42,579 and the premiums for purchased options contracts closed, exercised and expired were $23,875.
During the six months ended January 31, 2026, the premiums for written options contracts opened were $161,402 and the premiums for written options contracts closed, exercised and expired were $16,970.
The Funds do not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2026 (Unaudited)
7. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
Effective February 1, 2026, the Board of Trustees (the “Board”) has approved a permanent contractual reduction of the annual unitary management fee for First Trust AAA CMBS ETF and First Trust Structured Credit Income Opportunities ETF to 0.29% and 0.69% of average daily net assets, respectively. In connection with the adoption of the reduced annual unitary management fees, the Board has

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund IV
January 31, 2026 (Unaudited)
also approved, effective February 1, 2026, the termination of the temporary fee waivers for such Funds that were put in place on January 1, 2026. Additionally, under each such Fund’s new fee structure, the Funds will not be eligible for any breakpoint discounts described in the Funds’ prospectuses or statements of additional information.

Other Information
First Trust Exchange-Traded Fund IV
January 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended January 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund IV (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	628,680,173 2,971,002
Thomas J. Driscoll** Votes For Votes Withheld	628,326,094 3,325,081
Richard E. Erickson* Votes For Votes Withheld	627,601,340 4,049,835
Thomas R. Kadlec* Votes For Votes Withheld	628,267,057 3,384,118
Denise M. Keefe*** Votes For Votes Withheld	628,669,113 2,982,062
Robert F. Keith* Votes For Votes Withheld	627,601,979 4,049,196
Niel B. Nielson* Votes For Votes Withheld	628,257,742 3,393,433
Bronwyn Wright*** Votes For Votes Withheld	379,700,285 251,950,890

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 10, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 10, 2026

* Print the name and title of each signing officer under his or her signature.